UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4133
RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 09/30
Date of reporting period: 12/31

Investments in Securities
RiverSource Strategic Allocation Fund
Dec. 31, 2009 (Unaudited)
 (Percentages represent value of investments compared to net assets)
Common Stocks (73.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.3%)
Ceradyne	6,829	(b,o)	$131,185
Cubic	2,030		75,719
Empresa Brasileira de Aeronautica ADR	400	(c)	8,844
General Dynamics	70,484	(o)	4,804,893
Goodrich	15,728		1,010,524
Lockheed Martin	46,419		3,497,672
Northrop Grumman	48,027		2,682,308
Raytheon	55,985	(o)	2,884,347
Spirit AeroSystems Holdings Cl A	4,767	(b,o)	94,673
Triumph Group	1,423	(o)	68,660
United Technologies	17,626	(o)	1,223,421

Total			16,482,246

Air Freight & Logistics (0.1%)
Air Transport Services Group	15,567	(b)	41,097
Atlas Air Worldwide Holdings	2,238	(b,o)	83,366
CH Robinson Worldwide	20,775	(o)	1,220,115
FedEx	3,606	(o)	300,921

Total			1,645,499

Airlines (0.1%)
Air China Series H	20,000	(b,c,o)	15,505
Air France-KLM	14,656	(b,c,o)	229,664
Alaska Air Group	4,116	(b,o)	142,249
Allegiant Travel	2,577	(b,o)	121,557
Continental Airlines Cl B	3,116	(b,o)	55,839
Deutsche Lufthansa	12,414	(c)	209,580
Hawaiian Holdings	15,661	(b,o)	109,627
Qantas Airways	68,778	(c)	183,452
Singapore Airlines	29,533	(c)	312,816
SkyWest	16,233	(o)	274,662

Total			1,654,951

Auto Components (0.2%)
Aisin Seiki	2,300	(c)	66,503
ArvinMeritor	7,902	(b)	88,344
Autoliv	7,280	(c,o)	315,661
Bridgestone	5,300	(c)	93,566
Cooper Tire & Rubber	8,385	(o)	168,119
Dana Holding	18,286	(b,o)	198,220
DENSO	13,800	(c)	417,332
Exide Technologies	11,122	(b,o)	79,077
Goodyear Tire & Rubber	14,908	(b)	210,203
Hyundai Mobis	168	(c)	24,650
Spartan Motors	15,310		86,195
Tenneco	7,461	(b)	132,284
TRW Automotive Holdings	3,675	(b)	87,759
UMW Holdings	2,500	(c)	4,630

Total			1,972,543

Issuer	Shares		Value(a)
Automobiles (1.0%)
BMW	18,134	(c,o)	829,477
BMW	2,043	(c)	66,820
Daimler	3,206	(c)	170,238
Denway Motors	44,000	(c)	27,796
Dongfeng Motor Group	44,000	(c)	62,830
Fiat	8,438	(c,o)	123,301
Ford Motor	470,218	(b,o)	4,702,179
Fuji Heavy Inds	16,000	(c)	78,244
Harley-Davidson	43,321	(o)	1,091,689
Honda Motor	27,400	(c)	930,396
Hyundai Motor	1,400	(c)	51,468
Hyundai Motor	1,211	(c)	125,512
Kia Motors	980	(b,c)	16,849
Nissan Motor	54,500	(b,c)	479,328
Peugeot	11,728	(b,c,o)	393,689
Porsche Automobil Holding	2,578	(c)	159,358
PT Astra Intl	24,000	(c)	88,327
Renault	11,494	(b,c)	588,777
Toyota Motor	43,500	(c)	1,835,480
Volkswagen	7,254	(c)	676,699
Yamaha Motor	8,800	(c,o)	111,384
Yulon Motor	8,000	(c)	9,443

Total			12,619,284

Beverages (1.4%)
Anheuser-Busch InBev	15,057	(c)	778,317
Brown-Forman Cl B	10,954	(o)	586,806
Carlsberg Series B	7,376	(c)	542,443
Coca-Cola	166,039		9,464,222
Coca-Cola Amatil	6,760	(c)	69,678
Coca-Cola Enterprises	78,734		1,669,161
Coca-Cola Hellenic Bottling	5,498	(c)	124,970
Heineken	2,915	(c)	138,183
Pepsi Bottling Group	22,858		857,175
PepsiCo	47,976	(o)	2,916,941
SABMiller	9,933	(c)	292,059

Total			17,439,955

Biotechnology (0.8%)
Amgen	149,234	(b,o)	8,442,167
Biogen Idec	13,607	(b)	727,975
Cephalon	14,093	(b,o)	879,544
CSL	2,137	(c)	62,124
Dendreon	3,196	(b)	83,991
Isis Pharmaceuticals	5,918	(b)	65,690
Myriad Genetics	3,852	(b)	100,537
PDL BioPharma	15,516	(o)	106,440

Total			10,468,468

Building Products (0.1%)
Apogee Enterprises	5,756	(o)	80,584
Compagnie de Saint-Gobain	17,321	(c,o)	938,224
Masco	13,813	(o)	190,758

Total			1,209,566

Capital Markets (3.6%)
3i Group	20,588	(c)	93,243
Apollo Investment	3,873		36,910

Issuer	Shares		Value(a)
Bank of New York Mellon	172,938		4,837,076
BGC Partners Cl A	17,355	(o)	80,180
Broadpoint Gleacher Securities	10,343	(b)	46,130
Credit Suisse Group	8,241	(c)	408,014
Deutsche Bank	23,908	(c,o)	1,693,526
Franklin Resources	21,298		2,243,744
GFI Group	10,714		48,963
Goldman Sachs Group	119,644		20,200,692
Greenhill & Co	826		66,278
Intl Assets Holding	2,726	(b,o)	39,636
Invesco	39,617		930,603
Investec	3,402	(c)	24,401
Knight Capital Group Cl A	6,996	(b,o)	107,738
Macquarie Group	6,064	(c,o)	259,742
MF Global Holdings	13,564	(b,o)	94,270
Morgan Stanley	305,575	(o)	9,045,020
MVC Capital	3,350	(o)	39,530
Oppenheimer Holdings Cl A	2,031	(o)	67,470
optionsXpress Holdings	3,598		55,589
Penson Worldwide	7,005	(b,o)	63,465
Prospect Capital	4,207	(o)	49,685
State Street	80,883	(o)	3,521,646
SWS Group	5,697	(o)	68,934
T Rowe Price Group	2,293	(o)	122,102
Yuanta Financial Holding	41,000	(c)	30,033

Total			44,274,620

Chemicals (1.1%)
Air Products & Chemicals	21,177		1,716,607
Akzo Nobel	2,023	(c)	133,959
Ashland	2,905		115,096
Braskem ADR	1,600	(b,c)	26,256
Celanese Series A	3,412		109,525
CF Inds Holdings	12,228		1,110,057
Dow Chemical	191,348	(o)	5,286,944
Eastman Chemical	1,203	(o)	72,469
Formosa Chemicals & Fibre	34,000	(c)	73,796
Huntsman	8,306		93,775
Innophos Holdings	4,245		97,593
Israel Corp	18	(b,c)	12,943
Koninklijke DSM	6,704	(c,o)	328,909
Kuraray	9,500	(c)	111,903
Lubrizol	693		50,554
Mitsubishi Chemical Holdings	30,000	(c)	127,853
Mitsui Chemicals	17,000	(c)	44,054
Nan Ya Plastics	39,000	(c)	70,962
NewMarket	1,467	(o)	168,368
Olin	12,427	(o)	217,721
OM Group	11,726	(b)	368,079
Orica	8,783	(c)	204,143
PolyOne	6,282	(b)	46,927
PPG Inds	7,664		448,651
Shin-Etsu Chemical	5,300	(c)	299,470
Sigma-Aldrich	16,483	(o)	832,886
Solutia	5,830	(b,o)	74,041
Stepan	1,185	(o)	76,800
Taiwan Fertilizer	3,000	(c)	10,694
Terra Inds	5,902		189,985
WR Grace & Co	18,767	(b,o)	475,743

Issuer	Shares		Value(a)
Yara Intl	5,750	(c,o)	260,346

Total			13,257,109

Commercial Banks (4.0%)
ABSA Group	5,523	(c)	95,653
Alpha Bank	10,693	(b,c)	124,596
Asya Katilim Bankasi	4,625	(b,c)	10,748
Australia & New Zealand Banking Group	15,574	(c)	317,279
BancFirst	1,720	(o)	63,709
Banco Bilbao Vizcaya Argentaria	73,479	(c)	1,337,196
Banco Bradesco ADR	2,700	(c)	59,049
Banco do Brasil	3,600	(c)	61,343
Banco Estado Rio Grande Sul	2,400	(c)	20,241
Banco Santander	350,646	(c)	5,785,826
Bank Hapoalim	10,220	(b,c)	44,518
Bank Leumi Le-Israel	14,489	(b,c)	66,313
Bank of China Series H	24,000	(c)	12,897
Bank Pekao	201	(b,c)	11,301
Bank Zachodni	75	(b,c)	4,947
Barclays	527,031	(c)	2,323,034
BB&T	24,921	(o)	632,246
BNP Paribas	10,979	(c,o)	869,558
BOC Hong Kong Holdings	75,000	(c)	168,499
Busan Bank	5,370	(c)	64,153
Chang Hwa Commercial Bank	11,000	(c)	5,231
China Construction Bank Series H	39,000	(c,o)	33,311
Comerica	30,301	(o)	896,001
Commerzbank	22,762	(b,c,o)	191,244
Commonwealth Bank of Australia	46,237	(c,o)	2,256,702
Credit Agricole	17,568	(c,o)	307,865
Daegu Bank	2,900	(c)	42,718
Danske Bank	26,942	(b,c)	604,232
Dexia	31,362	(b,c)	197,127
DNB NOR	82,544	(b,c)	890,777
Erste Group Bank	7,591	(c)	281,661
Fifth Third Bancorp	163,706		1,596,134
First Horizon Natl	75,295	(b,o)	1,008,949
Grupo Financiero Banorte Series O	15,300	(c)	55,269
Hana Financial Group	2,410	(b,c)	68,203
Hong Leong Financial Group	2,400	(c)	5,210
HSBC Holdings	43,733	(c)	499,070
Huntington Bancshares	90,824	(o)	331,508
Industrial & Commercial Bank of China Series H	31,000	(c)	25,530
Industrial Bank of Korea	4,220	(b,c)	50,625
Intesa Sanpaolo	33,104	(b,c)	148,751
Intesa Sanpaolo	20,191	(c)	67,551
Israel Discount Bank Series A	11,831	(b,c)	27,949
Itaú Unibanco Holding ADR	1,800	(c)	41,112
KB Financial Group ADR	3,100	(b,c,o)	157,635
KeyCorp	105,855	(o)	587,495
Korea Exchange Bank	4,400	(c)	54,685
Lloyds Banking Group	1,780,849	(b,c)	1,433,262
Malayan Banking	14,600	(c)	29,151
Marshall & Ilsley	68,519	(o)	373,429
Mega Financial Holding	88,000	(c)	50,755
Natixis	52,583	(b,c,o)	262,181
Natl Australia Bank	18,691	(c)	456,000
Natl Bank of Greece	22,287	(b,c)	571,757
Nedbank Group	1,470	(c)	24,670

Issuer	Shares		Value(a)
Nordea Bank	46,208	(c,o)	468,547
OTP Bank	4,409	(b,c,o)	126,313
PNC Financial Services Group	128,124	(o)	6,763,665
Powszechna Kasa Oszczednosci Bank Polski	1,049	(c)	13,859
Royal Bank of Scotland Group	340,730	(b,c)	158,217
Shinhan Financial Group ADR	1,900	(c,o)	141,132
Skandinaviska Enskilda Banken Series A	82,660	(b,c,o)	511,395
Société Générale	3,657	(c,o)	253,716
Standard Bank Group	2,134	(c)	29,271
Standard Chartered	12,010	(c)	303,294
State Bank of India GDR	541	(c)	53,226
SunTrust Banks	77,593	(o)	1,574,362
SVB Financial Group	2,042	(b,o)	85,131
Svenska Handelsbanken Series A	3,528	(c)	100,591
Swedbank	30,695	(b,c)	302,444
Taiwan Cooperative Bank	83,000	(c)	52,112
Trustmark	4,205	(o)	94,781
Turkiye Garanti Bankasi	20,826	(c)	89,245
Turkiye Halk Bankasi	2,573	(c)	20,718
Turkiye Vakiflar Bankasi Tao Series D	23,850	(b,c)	68,826
UMB Financial	1,563	(o)	61,504
UniCredit	859,042	(c)	2,868,225
Unione di Banche Italiane	5,730	(c,o)	82,013
US Bancorp	47,719		1,074,155
Wells Fargo & Co	298,540		8,057,594
Woori Finance Holdings	5,630	(b,c)	66,719
Zions Bancorporation	3,184	(o)	40,851

Total			49,168,762

Commercial Services & Supplies (0.2%)
Brink’s	2,671		65,012
Consolidated Graphics	1,612	(b)	56,452
Dai Nippon Printing	19,000	(c,o)	242,449
Herman Miller	4,877	(o)	77,934
HNI	3,969	(o)	109,663
Kimball Intl Cl B	9,996	(o)	85,166
Rollins	2,787	(o)	53,733
RR Donnelley & Sons	41,819		931,310
Steelcase Cl A	8,415	(o)	53,519
United Stationers	2,757	(b)	156,736
Viad	4,421	(o)	91,205

Total			1,923,179

Communications Equipment (0.9%)
3Com	68,345	(b)	512,588
Cisco Systems	138,083	(b,o)	3,305,707
Loral Space & Communications	1,467	(b,o)	46,372
Motorola	161,330		1,251,921
NETGEAR	3,650	(b,o)	79,169
Nokia	71,206	(c,o)	919,345
Plantronics	2,264		58,819
QUALCOMM	87,855	(o)	4,064,171
Telefonaktiebolaget LM Ericsson Series B	21,629	(c,o)	199,274
Tellabs	88,590	(b)	503,191

Total			10,940,557

Computers & Peripherals (5.6%)
Apple	209,647	(b,o)	44,206,167
Asustek Computer	27,000	(c)	52,061

Issuer	Shares		Value(a)
Catcher Technology	20,000	(c)	55,689
Compal Electronics	22,000	(c)	30,422
Dell	230,923	(b)	3,316,055
IBM	105,020		13,747,119
InnoLux Display	11,000	(c)	16,266
Inventec	36,000	(c)	21,566
Lenovo Group	18,000	(c)	11,155
Lexmark Intl Cl A	48,726	(b,o)	1,265,901
Lite-On Technology	42,000	(c)	63,170
MiTAC Intl	25,000	(c)	12,947
NCR	9,273	(b)	103,208
NetApp	78,719	(b,o)	2,707,146
Novatel Wireless	7,394	(b,o)	58,930
Qisda	34,000	(b,c)	21,450
Quanta Computer	4,000	(c)	8,688
SanDisk	3,978	(b)	115,322
Seagate Technology	29,885	(c)	543,608
Teradata	14,764	(b)	464,033
Western Digital	73,535	(b)	3,246,570
Wistron	16,000	(c)	31,017

Total			70,098,490

Construction & Engineering (0.2%)
Aveng	1,777	(c)	9,561
Bouygues	4,189	(c,o)	216,665
Comfort Systems USA	5,733	(o)	70,745
Daelim Industrial	480	(c)	34,148
EMCOR Group	11,906	(b)	320,271
Fluor	22,946		1,033,489
Granite Construction	5,210		175,369
IJM	8,800	(c)	11,477
KBR	9,150		173,850
Layne Christensen	2,216	(b,o)	63,621
Leighton Holdings	3,624	(c)	122,811
Michael Baker	2,181	(b,o)	90,293
Murray & Roberts Holdings	708	(c)	4,422
Shaw Group	2,384	(b)	68,540
Tutor Perini	8,391	(b,o)	151,709

Total			2,546,971

Construction Materials (0.2%)
Anhui Conch Cement Cl H	4,000	(b,c,o)	25,560
CEMEX ADR	12,400	(b,c)	146,568
China Natl Building Material Series H	6,000	(c)	12,327
CRH	39,794	(c)	1,080,392
Fletcher Building	15,156	(c)	87,342
HeidelbergCement	5,201	(c)	355,638
Indocement Tunggal Prakarsa	8,000	(c)	11,577
Lafarge	9,655	(c,o)	793,965

Total			2,513,369

Consumer Finance (0.5%)
Advance America Cash Advance Centers	14,112	(o)	78,463
American Express	53,875	(o)	2,183,015
Capital One Financial	66,833	(o)	2,562,377
Discover Financial Services	74,349		1,093,674
SLM	71,359	(b)	804,216

Total			6,721,745

Issuer	Shares		Value(a)
Containers & Packaging (0.1%)
Ball	9,516		491,977
Temple-Inland	3,255		68,713
Toyo Seikan Kaisha	6,100	(c,o)	93,003

Total			653,693

Distributors (—%)
Genuine Parts	11,703		444,246
Imperial Holdings	1,106	(c)	13,179

Total			457,425

Diversified Consumer Services (0.1%)
Apollo Group Cl A	15,048	(b)	911,609
Corinthian Colleges	5,999	(b,o)	82,606
H&R Block	28,936		654,532
Regis	4,855		75,592

Total			1,724,339

Diversified Financial Services (2.8%)
Australian Stock Exchange	3,264	(c,o)	101,730
Bank of America	1,499,598		22,583,945
BM&FBOVESPA	8,800	(c)	61,847
China Everbright	8,000	(c)	19,591
Citigroup	1,343,954		4,448,487
Deutsche Boerse	4,884	(c)	403,293
FirstRand	28,469	(c)	70,350
Groupe Bruxelles Lambert	1,450	(c)	136,717
Haci Omer Sabanchi Holding	3,413	(c)	13,363
Hong Kong Exchanges and Clearing	20,200	(c)	359,404
ING Groep	157,207	(b,c)	1,511,748
IntercontinentalExchange	19,222	(b,o)	2,158,631
Investor Cl B	3,099	(c,o)	57,446
JPMorgan Chase & Co	63,774		2,657,463
Remgro	8,347	(c)	100,496
RMB Holdings	8,700	(c)	34,688

Total			34,719,199

Diversified Telecommunication Services (2.6%)
AT&T	448,016	(o)	12,557,887
Belgacom	6,784	(c,o)	245,920
Brasil Telecom	910	(c)	8,741
BT Group	56,388	(c)	122,840
CenturyTel	56,314		2,039,130
China Telecom ADR	2,700	(c)	111,834
Chunghwa Telecom ADR	2,700	(c)	50,139
Deutsche Telekom	16,264	(c)	239,398
France Telecom	36,269	(c,o)	904,973
KT ADR	4,600	(c,o)	77,372
Magyar Telekom Telecommunications	4,779	(c)	18,535
Magyar Telekom Telecommunications ADR	700	(c)	13,370
Neutral Tandem	4,004	(b,o)	91,091
Nippon Telegraph & Telephone	15,800	(c)	624,652
Portugal Telecom	7,425	(c)	90,468
Qwest Communications Intl	272,804		1,148,505
SingTel	110,000	(c)	242,314
Swisscom	285	(c)	108,777
Tele Norte Leste Participacoes	400	(c,o)	10,258
Tele Norte Leste Participacoes ADR	2,500	(c)	53,550
TELE2 Series B	9,230	(c)	141,896

Issuer	Shares		Value(a)
Telecom Italia	283,567	(c)	441,702
Telecom Italia	400,564	(c)	444,250
Telefonica	88,396	(c)	2,470,498
Telekom Malaysia	9,100	(c)	8,114
Telekomunikacja Polska	4,974	(c)	27,543
Telemar Norte Leste Series A	400	(c)	14,277
Telenor	14,000	(b,c)	195,500
Telkom	5,137	(c)	25,940
Telstra	75,205	(c)	231,139
Verizon Communications	305,249		10,112,899
Vimpel-Communications ADR	2,600	(c)	48,334

Total			32,921,846

Electric Utilities (0.9%)
Centrais Eletricas Brasileiras ADR	3,200	(c)	67,488
Centrais Eletricas Brasileiras Series B	3,900	(c)	70,974
Cheung Kong Infrastructure Holdings	34,000	(c)	129,291
Cia Energetica de Minas Gerais ADR	5,900	(c)	106,554
Cia Paranaense Energia ADR	2,500	(c)	53,625
CLP Holdings	49,500	(c)	334,992
CPFL Energia ADR	800	(c,o)	49,424
Edison Intl	32,512		1,130,767
EDP Energias do Brasil	2,700	(c)	51,971
Enel	180,545	(c)	1,043,715
Exelon	22,052		1,077,681
FirstEnergy	45,261		2,102,373
Hongkong Electric Holdings	51,000	(c)	277,809
Korea Electric Power ADR	2,000	(b,c)	29,080
Prime Infrastructure Group	167	(c)	616
Progress Energy	33,493		1,373,548
Southern	113,768		3,790,751

Total			11,690,659

Electrical Equipment (0.2%)
Emerson Electric	37,081		1,579,650
EnerSys	4,503	(b)	98,481
General Cable	3,409	(b,o)	100,293
GrafTech Intl	16,460	(b)	255,953
Harbin Power Equipment Cl H	26,000	(c)	23,004
Teco Electric & Machinery	16,000	(c)	7,002

Total			2,064,383

Electronic Equipment, Instruments & Components (1.0%)
Agilent Technologies	32,862	(b)	1,021,022
Anixter Intl	7,125	(b,o)	335,588
Arrow Electronics	5,397	(b)	159,805
AU Optronics ADR	8,700	(c)	104,313
Avnet	4,887	(b)	147,392
Benchmark Electronics	7,769	(b,o)	146,912
BYD Series H	6,000	(b,c,o)	52,594
Chi Mei Optoelectronics	67,000	(b,c)	47,341
Chunghwa Picture Tubes	144,000	(b,c)	18,462
Corning	312,522		6,034,799
FUJIFILM Holdings	9,200	(c)	278,070
HannStar Display	78,000	(b,c)	20,165
Hitachi	27,000	(c)	83,068
Ingram Micro Cl A	6,483	(b)	113,128
Insight Enterprises	10,539	(b,o)	120,355
Jabil Circuit	9,410		163,452

Issuer	Shares		Value(a)
Kyocera	3,400	(c)	299,681
LG Display ADR	2,600	(c,o)	44,018
Methode Electronics	8,045	(o)	69,831
Murata Mfg	5,600	(c)	279,706
Nan Ya Printed Circuit Board	13,000	(c)	49,765
Plexus	3,100	(b,o)	88,350
Samsung Electro-Mechanics	477	(c)	43,924
SYNNEX	4,265	(b,o)	130,765
TDK	2,800	(c)	171,253
Tech Data	2,458	(b)	114,690
Tyco Electronics	67,292	(c)	1,652,019
Unimicron Technology	9,000	(c)	13,049
Vishay Intertechnology	8,938	(b)	74,632

Total			11,878,149

Energy Equipment & Services (1.3%)
Atwood Oceanics	2,483	(b,o)	89,016
Baker Hughes	43,146	(o)	1,746,550
BJ Services	48,279		897,989
Bristow Group	1,500	(b)	57,675
Cal Dive Intl	5,257	(b)	39,743
Diamond Offshore Drilling	12,728	(o)	1,252,690
Dril-Quip	1,346	(b)	76,022
Ensco Intl ADR	52,383	(c)	2,092,177
FMC Technologies	12,408	(b,o)	717,679
GulfMark Offshore	2,843	(b,o)	80,485
Halliburton	31,759		955,628
Helmerich & Payne	4,352		173,558
Key Energy Services	23,757	(b,o)	208,943
Lufkin Inds	2,533	(o)	185,416
Nabors Inds	44,207	(b,c,o)	967,691
Natl Oilwell Varco	58,550		2,581,470
Noble	10,472	(c)	426,210
Oil States Intl	2,147	(b)	84,356
Parker Drilling	28,937	(b,o)	143,238
Patterson-UTI Energy	5,380	(o)	82,583
Pride Intl	8,296	(b,o)	264,725
Rowan Companies	7,135	(b)	161,536
SEACOR Holdings	858	(b)	65,423
SeaDrill	19,100	(c,o)	485,771
Smith Intl	23,301	(o)	633,088
Superior Energy Services	4,761	(b,o)	115,645
Technip	2,052	(c)	144,160
TETRA Technologies	9,871	(b,o)	109,371
Tidewater	2,729		130,856
Unit	1,262	(b,o)	53,635
Weatherford Intl	15,557	(b,c)	278,626
Willbros Group	6,775	(b,o)	114,294
WorleyParsons	5,652	(c)	146,713

Total			15,562,962

Food & Staples Retailing (1.9%)
Andersons	1,721		44,436
Casey’s General Stores	3,235	(o)	103,261
Delhaize Group	2,070	(c)	158,122
Ingles Markets Cl A	4,400		66,572
Koninklijke Ahold	22,267	(c)	294,577
Metro	2,124	(c,o)	130,533
Pantry	4,068	(b,o)	55,284

Issuer	Shares		Value(a)
Ruddick	4,270	(o)	109,867
Safeway	66,184	(o)	1,409,057
SUPERVALU	47,545	(o)	604,297
Walgreen	58,339		2,142,208
Wal-Mart Stores	320,242		17,116,935
Wesfarmers	5,884	(c)	164,245
Wesfarmers	7,265	(c)	203,031
Whole Foods Market	41,420	(b,o)	1,136,979
Winn-Dixie Stores	9,455	(b,o)	94,928
Woolworths	15,414	(c)	386,480

Total			24,220,812

Food Products (0.9%)
Archer-Daniels-Midland	114,664		3,590,129
Astra Agro Lestari	5,000	(c)	12,046
Bunge	3,702	(o)	236,299
Cal-Maine Foods	4,409		150,259
Chaoda Modern Agriculture Holdings	90,000	(c,o)	95,804
ConAgra Foods	48,637		1,121,082
Darling Intl	11,362	(b,o)	95,214
Dean Foods	39,243	(b,o)	707,944
Fresh Del Monte Produce	8,834	(b,c)	195,231
Golden Agri-Resources	815,000	(b,c)	293,727
Green Mountain Coffee Roasters	2,624	(b)	213,777
Hormel Foods	11,439		439,830
Indofood Sukses Makmur	155,500	(c)	58,497
JBS	9,000	(c)	48,124
Lancaster Colony	1,728	(o)	85,882
Nestlé	15,462	(c)	749,956
Nisshin Seifun Group	9,000	(c,o)	121,724
Parmalat	195,629	(c)	546,123
Sara Lee	86,802		1,057,248
Tiger Brands	996	(c)	22,974
Tyson Foods Cl A	61,379	(o)	753,120
Unilever	14,466	(c)	463,851
Wilmar Intl	62,000	(c)	281,945

Total			11,340,786

Gas Utilities (0.1%)
Hong Kong & China Gas	32,000	(c)	80,260
Korea Gas	300	(c)	12,529
New Jersey Resources	2,229	(o)	83,365
Nicor	9,005	(o)	379,111
Osaka Gas	37,000	(c)	124,801
Questar	23,102		960,349
Tokyo Gas	21,000	(c)	83,892

Total			1,724,307

Health Care Equipment & Supplies (0.7%)
Abaxis	3,236	(b,o)	82,680
Becton Dickinson & Co	19,378	(o)	1,528,149
CR Bard	10,265	(o)	799,644
ev3	7,590	(b,o)	101,251
ICU Medical	1,871	(b,o)	68,179
Intuitive Surgical	4,004	(b)	1,214,493
Medtronic	45,932	(o)	2,020,089
Orthofix Intl	1,539	(b,c,o)	47,663
Sonova Holding	1,438	(c)	174,104
St. Jude Medical	37,327	(b)	1,372,887

Issuer	Shares		Value(a)
Varian Medical Systems	18,506	(b,o)	867,006

Total			8,276,145

Health Care Providers & Services (2.2%)
Aetna	69,925		2,216,623
AMERIGROUP	12,877	(b,o)	347,164
Bio-Reference Laboratories	1,338	(b)	52,436
Cardinal Health	91,727		2,957,278
Centene	5,595	(b)	118,446
CIGNA	108,206		3,816,426
Coventry Health Care	36,309	(b,o)	881,946
Health Net	8,227	(b)	191,607
HealthSpring	13,485	(b,o)	237,471
HMS Holdings	2,317	(b,o)	112,815
Humana	11,584	(b,o)	508,422
Kindred Healthcare	12,003	(b,o)	221,575
Magellan Health Services	10,378	(b)	422,696
McKesson	29,426		1,839,125
Molina Healthcare	4,770	(b,o)	109,090
Quest Diagnostics	21,747		1,313,084
RehabCare Group	2,718	(b)	82,709
Triple-S Management Cl B	6,366	(b,c,o)	112,042
UnitedHealth Group	256,090		7,805,622
Universal American Financial	8,675	(b,o)	101,498
WellCare Health Plans	7,386	(b)	271,509
WellPoint	66,990	(b)	3,904,846

Total			27,624,430

Health Care Technology (—%)
Cerner	1,696	(b,o)	139,818
Eclipsys	3,407	(b)	63,098

Total			202,916

Hotels, Restaurants & Leisure (0.5%)
Bally Technologies	3,860	(b,o)	159,379
California Pizza Kitchen	5,442	(b,o)	73,195
Carnival	5,557	(b,c)	189,373
Genting Group	6,000	(c)	12,785
Genting Malaysia	62,300	(c)	50,899
Genting Singapore	262,000	(b,c,o)	241,386
Intl Game Technology	28,262		530,478
Las Vegas Sands	6,468	(b,o)	96,632
Starbucks	187,392	(b,o)	4,321,260
Texas Roadhouse	4,634	(b,o)	52,040
Thomas Cook Group	34,706	(c)	128,248
Wyndham Worldwide	47,109		950,189

Total			6,805,864

Household Durables (0.5%)
American Greetings Cl A	5,695	(o)	124,094
Black & Decker	11,058		716,890
Cyrela Brazil Realty	5,200	(c)	73,092
Desarrolladora Homex ADR	1,300	(b,c,o)	43,706
DR Horton	51,522	(o)	560,044
Electrolux Series B	12,415	(b,c)	291,971
Garmin	8,209	(c,o)	252,016
Harman Intl Inds	1,813		63,963
KB Home	17,276	(o)	236,336
Lennar Cl A	32,338		412,956

Issuer	Shares		Value(a)
MRV Engenharia e Participacoes	6,600	(c)	53,391
NVR	108	(b)	76,757
Panasonic	24,700	(c)	355,878
Pulte Homes	103,406	(o)	1,034,059
Sekisui House	14,000	(c)	127,199
Sharp	14,000	(c)	176,939
Sony	2,800	(c)	81,467
Steinhoff Intl Holdings	26,976	(b,c)	75,472
Tatung	68,000	(b,c)	16,671
Tupperware Brands	5,652	(o)	263,214
Turk Sise ve Cam Fabrikalari	7,006	(c)	8,844
Urbi Desarrollos Urbanos	18,200	(b,c)	41,108
Whirlpool	13,518	(o)	1,090,361

Total			6,176,428

Household Products (0.1%)
Clorox	15,814		964,654

Independent Power Producers & Energy Traders (0.1%)
AES	7,283	(b)	96,937
Cia Energetica Sao Paulo Series B	2,000	(c)	27,573
Constellation Energy Group	35,534		1,249,731
Huaneng Power Intl ADR	500	(c,o)	11,200
Iberdrola Renovables	19,248	(c)	91,525
Mirant	6,597	(b,o)	100,736
NRG Energy	4,418	(b)	104,309
Tanjong	11,300	(c)	55,462

Total			1,737,473

Industrial Conglomerates (1.4%)
Alfa Series A	10,700	(c)	67,391
Beijing Enterprises Holdings	1,500	(c)	10,864
Bidvest Group	1,518	(c)	26,428
Citic Pacific	11,000	(c)	29,379
Delek Group	94	(c)	19,034
Discount Investment	744	(c)	17,428
General Electric	909,457		13,760,084
Hutchison Whampoa	34,000	(c)	232,622
Koc Holding	6,479	(c)	19,343
Koninklijke Philips Electronics	8,753	(c)	258,354
McDermott Intl	8,711	(b)	209,151
Seaboard	96	(o)	129,504
Shanghai Industrial Holdings	5,000	(c)	25,361
SK	360	(c)	27,506
Textron	36,820	(o)	692,584
Tomkins	19,114	(c)	59,415
Tyco Intl	50,645	(c)	1,807,014

Total			17,391,462

Insurance (3.7%)
ACE	7,144	(b,c)	360,058
Aegon	63,009	(b,c,o)	402,894
AFLAC	22,650		1,047,563
Allied World Assurance Holdings	1,600	(c,o)	73,712
Allstate	295,136		8,865,884
American Financial Group	6,000		149,700
American Intl Group	12,758	(b,o)	382,485
American Physicians Capital	1,521		46,117
Amerisafe	4,709	(b,o)	84,621

Issuer	Shares		Value(a)
AmTrust Financial Services	3,849		45,495
Aon	37,178		1,425,405
Arch Capital Group	1,354	(b,c)	96,879
Argo Group Intl Holdings	3,697	(b,c)	107,731
Assurant	39,438		1,162,632
Axis Capital Holdings	3,168	(c)	90,003
China Life Insurance	1,000	(c)	73,350
Chubb	39,991		1,966,757
Cincinnati Financial	18,361	(o)	481,793
CNA Surety	4,886	(b,o)	72,753
Conseco	27,562	(b,o)	137,810
eHealth	2,961	(b,o)	48,649
Employers Holdings	12,047		184,801
Endurance Specialty Holdings	2,395	(c)	89,166
Everest Re Group	683	(c)	58,519
Flagstone Reinsurance Holdings	3,415	(c)	37,360
Fortis	111,419	(b,c)	411,831
FPIC Insurance Group	1,027	(b)	39,663
Genworth Financial Cl A	203,325	(b)	2,307,738
Hartford Financial Services Group	100,130	(o)	2,329,023
HCC Insurance Holdings	3,572	(o)	99,909
Horace Mann Educators	12,141		151,763
Lincoln Natl	47,611		1,184,562
Max Capital Group	4,027	(c)	89,802
MBIA	35,235	(b,o)	140,235
Meadowbrook Insurance Group	7,702	(o)	56,995
MetLife	49,398		1,746,219
Montpelier Re Holdings	6,511	(c,o)	112,771
Natl Financial Partners	9,725	(b)	78,675
Old Mutual	280,812	(b,c)	491,904
PartnerRe	1,725	(c)	128,789
PICC Property & Casualty	16,000	(b,c,o)	14,317
Ping An Insurance Group of China Series H	5,000	(c,o)	43,476
Platinum Underwriters Holdings	11,918	(c)	456,340
Principal Financial Group	90,830	(o)	2,183,553
ProAssurance	3,475	(b,o)	186,642
Progressive	137,416	(b)	2,472,113
Prudential	30,832	(c)	315,699
Prudential Financial	42,507		2,115,148
RenaissanceRe Holdings	1,407	(c)	74,782
RLI	940	(o)	50,055
Safety Insurance Group	3,023	(o)	109,523
Sanlam	10,289	(c)	31,600
SeaBright Insurance Holdings	5,530	(b)	63,540
Swiss Reinsurance	15,013	(c)	718,741
Torchmark	28,620	(o)	1,257,849
Tower Group	3,753	(o)	87,858
Travelers Companies	151,660		7,561,767
Unum Group	28,830		562,762
Validus Holdings	2,127	(c)	57,301
WR Berkley	1,911	(o)	47,087
XL Capital Cl A	43,923	(c)	805,109
Zenith Natl Insurance	3,779	(o)	112,463

Total			46,189,741

Internet & Catalog Retail (0.8%)
Amazon.com	51,588	(b)	6,939,617
B2WCompanhia Global Varejo	1,700	(c)	46,621
Expedia	5,844	(b,o)	150,249

Issuer	Shares		Value(a)
Home Retail Group	66,754	(c)	302,851
Liberty Media — Interactive Cl A	15,423	(b,g)	167,185
NetFlix	1,855	(b,o)	102,285
NutriSystem	4,387		136,743
priceline.com	9,893	(b)	2,161,621

Total			10,007,172

Internet Software & Services (0.4%)
Alibaba.com	9,500	(c,o)	21,901
EarthLink	28,465	(o)	236,544
eBay	159,711	(b)	3,759,597
ModusLink Global Solutions	8,368	(b,o)	78,743
ValueClick	5,275	(b,o)	53,383
Vistaprint	4,680	(b,c,o)	265,169

Total			4,415,337

IT Services (0.9%)
Affiliated Computer Services Cl A	8,712	(b)	520,019
Automatic Data Processing	72,476	(o)	3,103,421
Ciber	20,384	(b,o)	70,325
Cognizant Technology Solutions Cl A	54,907	(b)	2,487,287
Computer Sciences	43,474	(b)	2,501,059
CSG Systems Intl	5,198	(b)	99,230
Euronet Worldwide	4,264	(b,o)	93,595
Fiserv	16,769	(b)	812,961
Heartland Payment Systems	3,727		48,936
SAIC	6,017	(b)	113,962
Satyam Computer Services ADR	10,700	(b,c)	49,327
TeleTech Holdings	3,962	(b)	79,359
Total System Services	24,529	(o)	423,616
Wipro ADR	2,600	(c,o)	57,902
Wright Express	4,481	(b,o)	142,765

Total			10,603,764

Leisure Equipment & Products (0.1%)
Brunswick	4,174	(o)	53,052
Eastman Kodak	59,979	(b,o)	253,111
JAKKS Pacific	8,599	(b,o)	104,220
Mattel	32,311		645,573
Polaris Inds	2,063	(o)	90,009
Sankyo	1,400	(c)	70,159

Total			1,216,124

Life Sciences Tools & Services (0.1%)
Life Technologies	34,973	(b,o)	1,826,640

Machinery (1.0%)
AGCO	4,682	(b,o)	151,416
Atlas Copco Series A	16,391	(c,o)	241,134
Bucyrus Intl	1,182		66,629
Caterpillar	36,571	(o)	2,084,181
Chart Inds	6,000	(b,o)	99,300
Cummins	6,788	(o)	311,298
Eaton	23,449		1,491,825
EnPro Inds	2,343	(b,o)	61,879
Flowserve	5,667		535,702
Force Protection	15,481	(b)	80,656
Hyundai Heavy Inds	169	(c)	25,126

Issuer	Shares		Value(a)
Hyundai Mipo Dockyard	131	(c)	11,578
Illinois Tool Works	46,689		2,240,606
Ingersoll-Rand	52,534	(c)	1,877,565
KONE Series B	2,876	(c)	123,068
MAN	2,621	(c)	202,810
Manitowoc	21,656	(o)	215,910
Metso	4,545	(c)	159,638
Mueller Inds	6,152	(o)	152,816
Navistar Intl	1,618	(b)	62,536
Nordson	2,313	(o)	141,509
Oshkosh	5,738		212,478
Sandvik	21,515	(c)	259,285
SMC	1,400	(c,o)	159,984
Tata Motors ADR	7,600	(c,o)	128,136
Terex	4,866	(b,o)	96,395
Timken	8,004		189,775
United Tractors	21,000	(c)	34,427
Vallourec	1,406	(c)	253,999
Volvo Series B	27,150	(c)	233,049
Weichai Power Series H	2,000	(c)	16,040

Total			11,920,750

Marine (0.1%)
A P Moller — Maersk Series A	18	(c)	121,469
A P Moller — Maersk Series B	38	(c,o)	266,719
China COSCO Holdings Series H	30,500	(c)	37,124
China Shipping Container Lines Series H	59,000	(b,c,o)	21,041
Evergreen Marine	16,000	(b,c)	8,923
Genco Shipping & Trading	2,203	(b,o)	49,303
Mitsui OSK Lines	21,000	(c)	111,025
Neptune Orient Lines	114,000	(c,o)	133,069
Nippon Yusen Kabushiki Kaisha	24,000	(c)	73,976
Orient Overseas Intl	39,000	(c)	180,850
U-Ming Marine Transport	6,000	(c)	12,149
Yang Ming Marine Transport	32,000	(c)	12,130

Total			1,027,778

Media (1.0%)
British Sky Broadcasting Group ADR	14,787	(c)	133,608
CBS Cl B	163,996	(o)	2,304,144
DISH Network Cl A	10,124		210,275
Fairfax Media	92,990	(c,o)	144,492
Gannett	5,861		87,036
Interpublic Group of Companies	16,384	(b,o)	120,914
Liberty Media — Capital Series A	2,453	(b,g)	58,578
Natl CineMedia	5,040	(o)	83,513
New York Times Cl A	62,001	(b)	766,332
News Corp Cl A	381,104		5,217,315
Viacom Cl B	97,088	(b)	2,886,426
Virgin Media	7,915		133,209
Vivendi	11,725	(c,o)	347,485

Total			12,493,327

Metals & Mining (2.6%)
AK Steel Holding	23,432		500,273
Alcoa	129,295	(o)	2,084,235
Allegheny Technologies	19,700	(o)	881,969
Alumina	87,887	(b,c)	143,636
Aluminum Corp of China ADR	2,000	(b,c,o)	54,500

Issuer	Shares		Value(a)
AM Castle & Co	6,574	(o)	89,998
Aneka Tambang	59,000	(c)	13,780
Angang Steel Series H	10,000	(c,o)	21,806
Anglo American	13,970	(b,c)	605,187
AngloGold Ashanti ADR	600	(c,o)	24,108
Antofagasta	10,226	(c)	162,720
ArcelorMittal	38,970	(c,o)	1,778,566
BHP Billiton	63,812	(c)	2,441,143
BlueScope Steel	68,274	(c)	188,064
Bradespar	700	(c)	15,474
Brush Engineered Materials	3,456	(b,o)	64,074
Century Aluminum	6,458	(b)	104,555
China Steel	109,000	(c)	112,515
Cliffs Natural Resources	5,171	(o)	238,331
Commercial Metals	7,198		112,649
Companhia Siderurgica Nacional ADR	3,200	(c,o)	102,176
Eurasian Natural Resources	9,084	(c)	133,098
Freeport-McMoRan Copper & Gold	94,255	(b,o)	7,567,733
Gerdau	2,600	(c)	33,056
Gerdau ADR	4,000	(c,o)	68,120
Grupo Mexico Series B	32,300	(c)	73,845
Haynes Intl	1,407	(o)	46,389
Horsehead Holding	10,785	(b,o)	137,509
Hyundai Steel	616	(c)	45,804
Impala Platinum Holdings	2,819	(c)	76,951
Intl Nickel Indonesia	30,500	(c)	11,801
Jiangxi Copper Series H	22,000	(c,o)	51,450
Kaiser Aluminum	1,787		74,375
Kazakhmys	17,482	(b,c)	370,266
KGHM Polska Miedz	3,098	(c)	114,364
Maanshan Iron & Steel Series H	28,000	(b,c,o)	20,286
Mechel ADR	2,900	(c)	54,578
Metalurgica Gerdau	4,300	(c)	86,148
Mitsui Mining & Smelting	30,000	(b,c,o)	78,034
MMC Norilsk Nickel ADR	2,243	(b,c)	31,822
Newcrest Mining	3,829	(c)	121,246
Newmont Mining	45,997		2,176,118
Norsk Hydro	44,900	(b,c,o)	377,033
Nucor	41,150		1,919,648
Olympic Steel	2,946	(o)	95,981
OneSteel	47,413	(c)	142,366
Outokumpu	4,195	(c,o)	79,296
OZ Minerals	124,792	(b,c,o)	132,974
Polyus Gold ADR	273	(c)	7,505
Rautaruukki	5,154	(c,o)	119,045
Reliance Steel & Aluminum	3,998	(o)	172,794
Rio Tinto	15,041	(c)	812,408
Rio Tinto	16,228	(c)	1,082,972
RTI Intl Metals	3,450	(b,o)	86,837
Salzgitter	1,912	(c)	187,572
SSAB Series A	14,099	(c)	239,643
SSAB Svenskt Stal Series B	12,100	(c)	187,549
Sterlite Inds India ADR	5,900	(c,o)	107,498
ThyssenKrupp	10,874	(c)	410,963
United States Steel	42,259	(o)	2,329,316
Usinas Siderurgicas de Minas Gerais Series A	2,300	(c)	65,173
Usinas Siderurgicas Minas Gerais	2,000	(c)	57,476
Vale ADR	5,000	(c)	124,100
Vale ADR	2,700	(c,o)	78,381
Vedanta Resources	6,222	(c)	260,318

Issuer	Shares		Value(a)
voestalpine	5,236	(c)	191,010
Walter Energy	1,635		123,132
Worthington Inds	5,583		72,970
Xstrata	66,967	(b,c)	1,194,785
Zijin Mining Group Series H	32,000	(c,o)	30,332

Total			31,801,829

Multiline Retail (0.6%)
Dillard’s Cl A	6,688	(o)	123,394
Family Dollar Stores	29,155	(o)	811,384
JC Penney	12,245	(o)	325,839
Kohl’s	45,309	(b)	2,443,513
Lojas Americanas	1,100	(c)	9,801
Macy’s	86,777		1,454,383
Marks & Spencer Group	58,303	(c)	376,806
Next	5,331	(c)	178,301
Nordstrom	28,248	(o)	1,061,560
Sears Holdings	9,871	(b,o)	823,735

Total			7,608,716

Multi-Utilities (0.4%)
AGL Energy	21,365	(c,o)	268,461
Centrica	32,473	(c)	147,132
CH Energy Group	1,547		65,778
Consolidated Edison	33,846		1,537,625
GDF Suez	6,825	(c)	295,233
PG&E	48,999	(o)	2,187,806
SCANA	11,958	(o)	450,577
Veolia Environnement	4,859	(c,o)	159,933

Total			5,112,545

Office Electronics (0.1%)
Canon	13,000	(c)	553,446
Ricoh	20,000	(c)	286,806
Xerox	96,127	(o)	813,235

Total			1,653,487

Oil, Gas & Consumable Fuels (7.5%)
ATP Oil & Gas	7,576	(b)	138,489
Bill Barrett	3,560	(b)	110,752
BP	98,689	(c)	953,243
Bumi Resources	300,500	(c)	76,593
Chevron	552,425		42,531,202
China Coal Energy Series H	13,000	(c,o)	23,589
China Petroleum & Chemical ADR	900	(c)	79,263
China Shenhua Energy Series H	24,000	(c)	116,503
Cimarex Energy	1,730	(o)	91,638
CNPC Hong Kong	10,000	(c)	13,187
ConocoPhillips	296,251		15,129,540
CVR Energy	4,479	(b,o)	30,726
Eni	73,430	(c)	1,867,216
Frontier Oil	5,449		65,606
Frontline	2,646	(c,o)	72,289
Gazprom ADR	12,848	(c)	324,439
Gazprom Neft ADR	815	(c)	22,238
Gran Tierra Energy	14,026	(b,c)	80,369
Hess	39,800	(o)	2,407,900
INPEX	16	(c)	121,075
Knightsbridge Tankers	3,624	(c)	48,054

Issuer	Shares		Value(a)
LUKOIL ADR	3,441	(c)	194,991
Marathon Oil	124,506		3,887,077
McMoRan Exploration	7,830	(b,o)	62,797
MOL Magyar Olaj-es Gazipari	948	(b,c)	85,448
Murphy Oil	37,360		2,024,912
Newfield Exploration	2,857	(b)	137,793
Nippon Mining Holdings	20,000	(c)	85,905
Nippon Oil	12,000	(c)	55,678
Occidental Petroleum	42,257		3,437,607
OMV	3,004	(c)	131,611
Origin Energy	3,269	(c)	49,168
Overseas Shipholding Group	1,621	(o)	71,243
Patriot Coal	7,331	(b,o)	113,337
Penn Virginia	2,801		59,633
Petroleo Brasileiro ADR	1,700	(c)	81,056
Petroleo Brasileiro ADR	5,300	(c,o)	224,667
Petroleum Development	3,097	(b)	56,396
Pioneer Natural Resources	663	(o)	31,937
Plains Exploration & Production	2,293	(b)	63,424
Polski Koncern Naftowy Orlen	7,034	(b,c)	83,108
Range Resources	17,025	(o)	848,696
Reliance Inds GDR	2,406	(c,d,h,o)	111,660
Repsol YPF	51,942	(c)	1,391,802
Rosetta Resources	4,033	(b,o)	80,378
Royal Dutch Shell Series A	180,332	(c)	5,458,518
Royal Dutch Shell Series B	118,811	(c)	3,461,192
Santos	9,097	(c,o)	114,539
Sasol ADR	500	(c)	19,970
SK Energy	135	(c)	13,581
S-Oil	269	(c)	12,501
Spectra Energy	68,243		1,399,664
St. Mary Land & Exploration	2,680		91,763
Stone Energy	3,925	(b,o)	70,846
Sunoco	37,047	(o)	966,927
Surgutneftegaz ADR	1,459	(c,o)	12,900
Swift Energy	5,232	(b,o)	125,359
Tatneft ADR	2,851	(c,o)	82,378
Tesoro	63,373	(o)	858,704

Total	6,095	(c)	390,908

Tupras Turkiye Petrol Rafinerileri	2,122	(c)	42,353
USEC	17,204	(b,o)	66,235
Valero Energy	113,641	(o)	1,903,487
Western Refining	12,165	(b,o)	57,297
Whiting Petroleum	930	(b)	66,449
Woodside Petroleum	2,099	(c,o)	88,493
World Fuel Services	13,140	(o)	352,021
Yanzhou Coal Mining ADR	700	(c,o)	15,281

Total			93,345,601

Paper & Forest Products (0.2%)
Clearwater Paper	1,603	(b,o)	88,117
Domtar	911	(b,c,o)	50,479
Intl Paper	11,426		305,988
MeadWestvaco	29,023	(o)	830,928
Nine Dragons Paper Holdings	3,000	(c)	4,785
Nippon Paper Group	2,800	(c)	71,515
Schweitzer-Mauduit Intl	2,283	(o)	160,609
Stora Enso Series R	39,102	(b,c,o)	273,853
Svenska Cellulosa Series B	27,684	(c)	369,392

Issuer	Shares		Value(a)
UPM-Kymmene	8,672	(c,o)	102,949

Total			2,258,615

Personal Products (—%)
Hengan Intl Group	3,000	(c)	22,213
Nu Skin Enterprises Cl A	4,461	(o)	119,867

Total			142,080

Pharmaceuticals (7.7%)
Abbott Laboratories	53,323		2,878,909
AstraZeneca	16,247	(c)	763,792
Auxilium Pharmaceuticals	2,851	(b)	85,473
Bristol-Myers Squibb	217,280	(o)	5,486,320
Eli Lilly & Co	13,705	(o)	489,406
Endo Pharmaceuticals Holdings	2,932	(b)	60,135
Forest Laboratories	76,516	(b)	2,456,929
GlaxoSmithKline	20,717	(c)	439,454
Johnson & Johnson	343,657		22,134,947
King Pharmaceuticals	51,676	(b)	634,065
Merck & Co	526,960		19,255,118
Mitsubishi Tanabe Pharma	8,000	(c)	99,903
Novartis	17,866	(c)	975,036
Par Pharmaceutical Companies	4,606	(b)	124,638
Pfizer	2,061,732		37,502,906
Sanofi-Aventis	12,165	(c,o)	955,290
Shire	6,806	(c)	133,028
Takeda Pharmaceutical	16,800	(c)	692,739
Teva Pharmaceutical Inds ADR	1,000	(c,o)	56,180
ViroPharma	7,656	(b)	64,234

Total			95,288,502

Professional Services (0.1%)
Administaff	5,291	(o)	124,815
Experian	16,696	(c)	164,967
Heidrick & Struggles Intl	2,174	(o)	67,916
ICF Intl	2,292	(b,o)	61,426
Korn/Ferry Intl	4,228	(b,o)	69,762
Manpower	1,530		83,507
Spherion	10,111	(b,o)	56,824
TrueBlue	3,557	(b,o)	52,679

Total			681,896

Real Estate (—%)
BGP Holdings	581,000	(b,c,h)	1

Real Estate Investment Trusts (REITs) (0.1%)
Anworth Mtge Asset	13,774		96,418
Capstead Mtge	22,398		305,733
Corio	1,208	(c)	82,180
Dexus Property Group	115,672	(c)	87,731
Getty Realty	2,633	(o)	61,954
GPT Group	382,985	(c)	205,740
MFA Financial	25,971	(o)	190,887
Mirvac Group	64,445	(c)	89,890
SL Green Realty	2,751		138,210
Stockland	67,739	(c)	238,588

Total			1,497,331

Issuer	Shares		Value(a)
Real Estate Management & Development (0.1%)
Agile Property Holdings	20,000	(c)	29,032
CapitaLand	37,000	(c,o)	109,775
CB Richard Ellis Group Cl A	6,915	(b)	93,837
Cheung Kong Holdings	44,000	(c)	565,404
China Overseas Land & Investment	8,000	(c)	16,762
China Resources Land	12,000	(c)	27,011
Country Garden Holdings	30,000	(c,o)	11,101
Guangzhou R&F Properties Series H	10,000	(c,o)	17,442
Hopson Development Holdings	6,000	(c)	8,589
Jones Lang LaSalle	1,575	(o)	95,130
Kerry Properties	26,500	(c)	134,037
Shimao Property Holdings	19,500	(c)	36,560
Sun Hung Kai Properties	27,000	(c)	401,464
Swire Pacific Series A	18,000	(c)	217,679

Total			1,763,823

Road & Rail (0.1%)
Arkansas Best	5,734	(o)	168,752
Hertz Global Holdings	6,578	(b,o)	78,410
MTR	34,225	(c,o)	117,906
Nippon Express	21,000	(c)	86,795
Ryder System	14,865	(o)	611,991
Saia	4,213	(b,o)	62,437

Total			1,126,291

Semiconductors & Semiconductor Equipment (2.3%)
Amkor Technology	19,508	(b,o)	139,677
Analog Devices	29,389	(o)	928,105
ASML Holding	6,779	(c)	231,109
Atheros Communications	2,828	(b)	96,831
Broadcom Cl A	85,565	(b,o)	2,691,019
Cree	1,549	(b)	87,317
Epistar	4,000	(c)	14,984
Hynix Semiconductor	1,660	(b,c)	33,053
Intel	668,143	(o)	13,630,117
Kinsus Interconnect Technology	3,000	(c)	8,027
Lam Research	2,932	(b)	114,964
Macronix Intl	12,000	(c)	6,855
Marvell Technology Group	15,736	(b,c)	326,522
MEMC Electronic Materials	46,397	(b)	631,927
Micron Technology	196,410	(b,o)	2,074,090
Monolithic Power Systems	5,265	(b,o)	126,202
NetLogic Microsystems	2,511	(b)	116,159
Novatek Microelectronics	6,000	(c)	20,064
NVIDIA	120,644	(b)	2,253,630
OmniVision Technologies	8,550	(b)	124,232
Power Integrations	1,640		59,630
Powertech Technology	4,000	(c)	13,566
Rohm	2,700	(c)	176,352
Samsung Electronics	220	(c)	99,289
Samsung Electronics GDR	389	(c,d,h)	135,340
Sigma Designs	5,256	(b)	56,239
Silicon Image	26,135	(b,o)	67,428
Siliconware Precision Inds ADR	1,800	(c)	12,618
Skyworks Solutions	3,811	(b,o)	54,078
STMicroelectronics	16,013	(c,o)	147,747
Taiwan Semiconductor Mfg ADR	5,500	(c,o)	62,920
Teradyne	5,545	(b)	59,498

Issuer	Shares		Value(a)
Texas Instruments	127,153	(o)	3,313,607
United Microelectronics	148,000	(b,c)	80,043
Zoran	2,572	(b)	28,421

Total			28,021,660

Software (1.2%)
Autodesk	5,994	(b)	152,308
Informatica	8,075	(b,o)	208,820
Intuit	30,327	(b,o)	931,342
Microsoft	343,758		10,481,181
MicroStrategy Cl A	916	(b)	86,122
Oracle	39,507		969,502
Pegasystems	2,468	(o)	83,912
Red Hat	49,404	(b)	1,526,584
Rovi	7,486	(b,o)	238,579
Take-Two Interactive Software	6,209	(b,o)	62,400
Taleo Cl A	4,234	(b)	99,584
TIBCO Software	15,842	(b)	152,558
TiVo	10,497	(b)	106,859
Ultimate Software Group	2,659	(b,o)	78,095

Total			15,177,846

Specialty Retail (2.0%)
Abercrombie & Fitch Cl A	28,568	(o)	995,595
American Eagle Outfitters	5,798		98,450
AnnTaylor Stores	5,380	(b,o)	73,383
Asbury Automotive Group	4,520	(b,o)	52,116
AutoNation	29,434	(b,o)	563,661
AutoZone	3,706	(b)	585,807
Barnes & Noble	4,186	(o)	79,827
Bed Bath & Beyond	31,972	(b,o)	1,235,078
Best Buy	22,212		876,486
Big 5 Sporting Goods	4,679		80,385
Brown Shoe	5,283		52,143
Buckle	1,401	(o)	41,021
CarMax	4,751	(b,o)	115,212
Cato Cl A	3,996	(o)	80,160
Chico’s FAS	15,706	(b)	220,669
Children’s Place Retail Stores	3,554	(b,o)	117,318
Christopher & Banks	4,583	(o)	34,922
Collective Brands	4,718	(b,o)	107,429
Dress Barn	8,047	(b,o)	185,886
DSW Cl A	2,063	(b)	53,390
Foot Locker	4,989		55,577
Foschini	1,302	(c)	10,601
GameStop Cl A	3,338	(b,o)	73,236
Gap	86,692		1,816,197
Genesco	5,863	(b)	160,998
Group 1 Automotive	6,460	(b,o)	183,141
GUESS?	2,014	(o)	85,192
Gymboree	1,648	(b,o)	71,672
Hennes & Mauritz Series B	6,514	(c,o)	361,398
Home Depot	361,002		10,443,787
Hot Topic	12,679	(b,o)	80,638
Inditex	3,437	(c)	214,335
Jo-Ann Stores	3,778	(b,o)	136,915
Jos A Bank Clothiers	1,858	(b,o)	78,389
Kingfisher	81,517	(c)	300,171
Limited Brands	24,481	(o)	471,014

Issuer	Shares		Value(a)
Lowe’s Companies	41,210	(o)	963,902
Lumber Liquidators Holdings	1,975	(b,o)	52,930
Men’s Wearhouse	8,395	(o)	176,799
Office Depot	20,668	(b)	133,309
OfficeMax	11,681	(b,o)	148,232
O’Reilly Automotive	19,541	(b,o)	744,903
Pacific Sunwear of California	10,860	(b,o)	43,223
PetSmart	3,572	(o)	95,337
RadioShack	47,093		918,314
Rent-A-Center	7,234	(b,o)	128,186
Sherwin-Williams	16,558	(o)	1,020,801
Signet Jewelers	6,900	(b,c)	184,368
Sonic Automotive Cl A	7,840		81,458
Stage Stores	3,715	(o)	45,917
Wet Seal Cl A	24,265	(b,o)	83,714
Williams-Sonoma	9,093	(o)	188,953

Total			25,202,545

Textiles, Apparel & Luxury Goods (0.5%)
Carter’s	3,024	(b)	79,380
Coach	41,212		1,505,474
Compagnie Financiere Richemont Series A	16,961	(c)	569,987
Crocs	13,638	(b,o)	78,419
Deckers Outdoor	883	(b,o)	89,819
Formosa Taffeta	15,000	(c)	12,134
Fossil	4,736	(b)	158,940
Fuqi Intl	1,738	(b,c,o)	31,197
Iconix Brand Group	6,607	(b)	83,579
Jones Apparel Group	26,055		418,443
Li Ning	4,000	(c)	15,167
Liz Claiborne	57,152	(b,o)	321,766
Nike Cl B	36,479	(o)	2,410,168
Pou Chen	15,000	(c)	11,919
Skechers USA Cl A	3,410	(b,o)	100,288
VF	2,466	(o)	180,610
Warnaco Group	4,133	(b)	174,371

Total			6,241,661

Thrifts & Mortgage Finance (0.1%)
Fannie Mae	383,484	(b,o)	452,511
Freddie Mac	257,610	(b,o)	378,687
Ocwen Financial	8,485	(b,o)	81,201

Total			912,399

Tobacco (0.1%)
Alliance One Intl	13,446	(b,o)	65,616
KT&G	577	(c)	31,951
Lorillard	7,780		624,190
Universal	2,805	(o)	127,936

Total			849,693

Trading Companies & Distributors (0.1%)
Fastenal	2,894	(o)	120,506
H&E Equipment Services	8,893	(b,o)	93,288
ITOCHU	42,000	(c)	310,494
Mitsubishi	5,500	(c)	137,108
Sojitz	34,400	(c)	65,141
Sumitomo	57,900	(c)	590,057
United Rentals	6,462	(b,o)	63,392

Issuer	Shares		Value(a)
WESCO Intl	4,139	(b,o)	111,794
Wolseley	12,229	(b,c)	244,859

Total			1,736,639

Transportation Infrastructure (—%)
COSCO Pacific	8,000	(c)	10,153
Macquarie Infrastructure Group	48,861	(c)	58,178
MAp Group	29,109	(c)	78,764
Zhejiang Expressway Series H	10,000	(c)	9,214

Total			156,309

Water Utilities (—%)
Cia Saneamento Basico Estado Sao Paulo ADR	1,700	(c)	66,504
YTL Power Intl	12,500	(c)	8,169

Total			74,673

Wireless Telecommunication Services (0.6%)
America Movil ADR Series L	900	(c)	42,282
China Mobile ADR	2,000	(c,o)	92,860
Far Eastone Telecommunications	44,000	(c)	52,742
KDDI	110	(c)	583,108
LG Telecom	1,410	(c)	10,288
Mobile Telesystems ADR	300	(c)	14,667
NTT DoCoMo	120	(c)	167,594
SK Telecom ADR	6,300	(c)	102,438
Sprint Nextel	377,941	(b,o)	1,383,264
Syniverse Holdings	9,851	(b)	172,195
Tim Participacoes ADR	500	(c)	14,855
USA Mobility	6,312	(o)	69,495
Vodafone Group	2,155,007	(c)	4,991,867

Total			7,697,655

Total Common Stocks (Cost: $984,587,530)			$911,127,676

Preferred Stocks & Other (—%)

Issuer	Shares		Value(a)
Commercial Banks (—%)
Unione di Banche Italiane
Warrants	2,728	(b,c,h)	$192

Electric Utilities (—%)
Eletropaulo Metropolitana Eletricidade Sao Paulo Series B	2,900	(c)	57,401

Insurance (—%)
Fortis
Rights	93,977	(b,c,h,p)	—

Oil, Gas & Consumable Fuels (—%)
Woodside Petroleum
Rights	174	(b,c)	797

Total Preferred Stocks & Other (Cost: $56,472)			$58,390

Exchange Traded Funds (3.9%)

Issuer	Shares		Value(a)
iShares MSCI Emerging Markets Index Fund	125,565	(o)	$5,210,948
Vanguard Emerging Markets ETF	1,060,586		43,484,026

Total Exchange Traded Funds (Cost: $45,134,285)			$48,694,974

Bonds (21.8%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Foreign Agencies (0.2%)(c)
Banco Nacional de Desenvolvimento Economico e Social
06-10-19	6.50%	$400,000	(d)	$426,846
Empresa Nacional Del Petroleo
Sr Unsecured
07-08-19	6.25	300,000	(d)	311,164
Pemex Project Funding Master Trust
03-01-18	5.75	750,000		758,345
06-15-35	6.63	825,000	(o)	785,525
Petroleos de Venezuela
04-12-17	5.25	800,000		440,000
TDIC Finance
07-02-14	6.50	300,000	(d)	304,882

Total				3,026,762

Foreign Local Government (—%)(c)
New South Wales Treasury
(Australian Dollar)
05-01-12	6.00	220,000		201,558

Sovereign (2.2%)(c)
Bundesrepublik Deutschland
(European Monetary Unit)
07-04-14	4.25	1,550,000		2,389,925
01-04-18	4.00	1,750,000		2,652,886
07-04-34	4.75	600,000		931,265
Federative Republic of Brazil
Sr Unsecured
01-15-19	5.88	800,000		852,000
Govt of Japan
(Japanese Yen)
03-20-14	0.90	595,000,000		6,528,907
12-20-23	1.80	175,000,000		1,899,233
03-20-29	2.10	105,000,000		1,135,881
Perusahaan Penerbit SBSN
04-23-14	8.80	500,000	(d)	578,586
Republic of Argentina
Sr Unsecured
09-12-13	7.00	500,000		454,500
Republic of Colombia
09-18-37	7.38	400,000		436,000
Republic of Colombia
Sr Unsecured
03-18-19	7.38	700,000	(o)	792,750
Republic of El Salvador
04-10-32	8.25	200,000	(d)	208,000
06-15-35	7.65	300,000	(d)	295,500

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Republic of Indonesia
Sr Unsecured
01-17-18	6.88	500,000	(d)	550,000
10-12-35	8.50	500,000	(d)	598,750
Republic of Iraq
01-15-28	5.80	250,000	(d)	191,250
Republic of Peru
Sr Unsecured
03-30-19	7.13	500,000		575,000
07-21-25	7.35	400,000		458,000
03-14-37	6.55	400,000		416,000
Republic of Philippines
Sr Unsecured
06-17-19	8.38	530,000	(o)	646,600
01-20-20	6.50	300,000	(o)	324,750
Republic of Turkey
06-05-20	7.00	650,000		708,500
03-17-36	6.88	500,000		508,750
Republic of Turkey
Sr Unsecured
07-14-17	7.50	100,000		113,500
03-11-19	7.00	600,000		657,000
Republic of Venezuela
02-26-16	5.75	500,000		325,000
Republic of Venezuela
Sr Unsecured
05-07-23	9.00	1,230,000		827,175
Republica Orient Uruguay
Sr Unsecured
03-21-36	7.63	400,000		433,000
Russian Federation
03-31-30	7.50	1,150,560	(d)	1,297,256

Total				27,785,964

Supranational (—%)(c)
Corp Andina de Fomento
Sr Unsecured
06-04-19	8.13	450,000		514,078

Treasury (1.4%)
Bonos Y Oblig Del Estado
(European Monetary Unit)
01-31-29	6.00	600,000	(c)	1,006,124
Buoni Poliennali Del Tesoro
(European Monetary Unit) Sr Unsecured
08-01-17	5.25	2,300,000	(c)	3,674,379
French Treasury
(European Monetary Unit)
01-12-14	2.50	2,400,000	(c)	3,454,892
Govt of Canada
(Canadian Dollar)
06-01-18	4.25	810,000	(c)	813,702
Govt of Indonesia
(Indonesian Rupiah) Series FR36
09-15-19	11.50	3,500,000,000	(c)	405,952
Govt of Japan
(Japanese Yen)
12-20-17	1.50	240,000,000	(c)	2,685,710
Govt of Norway
(Norwegian Krone)
05-16-11	6.00	470,000	(c)	85,013

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Govt of Poland
(Polish Zloty) Series 1017
10-25-17	5.25	770,000	(c)	254,629
Govt of Sweden
(Swedish Krona)
05-05-14	6.75	1,200,000	(c)	197,427
Hellenic Republic
(European Monetary Unit)
03-20-12	4.30	700,000	(c)	1,000,773
Mexican Fixed Rate Bonds
(Mexican Peso) Series M-10
12-14-17	7.75	5,700,000	(c)	433,584
Nota do Tesouro Nacional
(Brazilian Real) Series F
01-01-13	10.00	148,000	(c)	839,456
United Kingdom Treasury
(British Pound)
09-07-14	5.00	180,000	(c)	318,759
03-07-19	4.50	1,100,000	(c)	1,835,188

Total				17,005,588

U.S. Government Obligations & Agencies (8.1%)
Federal Home Loan Mtge Corp
07-17-15	4.38	2,165,000	(o)	2,306,123
Federal Natl Mtge Assn
08-17-12	2.24	55,000		55,106
01-02-14	5.13	1,129,000		1,198,580
04-15-15	5.00	3,100,000	(o)	3,406,624
10-15-15	4.38	2,195,000		2,335,133
U.S. Treasury
11-30-14	2.13	1,160,000	(o)	1,132,543
12-31-14	2.63	3,760,000		3,749,425
11-15-19	3.38	5,935,000	(o)	5,713,365
02-15-29	5.25	3,900,000		4,225,408
08-15-39	4.50	2,875,000	(o)	2,809,864
U.S. Treasury Inflation-Indexed Bond
04-15-10	0.88	8,055,954	(k,o)	8,083,298
01-15-12	3.38	8,521,940	(k)	9,114,778
07-15-12	3.00	4,809,120	(k)	5,170,726
01-15-14	2.00	6,621,747	(k,o)	7,002,677
04-15-14	1.25	1,644,518	(k,o)	1,699,686
01-15-15	1.63	10,443,715	(k,o)	10,861,751
01-15-17	2.38	7,267,685	(k,o)	7,849,887
01-15-26	2.00	9,257,690	(k)	9,297,812
01-15-27	2.38	14,390,660	(k)	15,144,348

Total				101,157,134

Asset-Backed (0.5%)
Bank of America Credit Card Trust
Series 2008-A1 Cl A1
04-15-13	0.81	1,100,000	(i)	1,097,501
Capital Auto Receivables Asset Trust
Series 2007-SN2 Cl A4
05-16-11	1.26	525,000	(d,i)	526,048
CitiFinancial Auto Issuance Trust
Series 2009-1 Cl A2
11-15-12	1.83	3,700,000	(d)	3,699,956

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-2 Cl AIO
08-25-11	31.11	800,000	(j)	58,000
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-3 Cl AIO
01-25-12	5.88	1,500,000	(j)	180,121
Santander Drive Auto Receivables Trust
Series 2007-1 Cl A4 (FGIC)
09-15-14	0.28	945,180	(i,m)	925,308
Triad Auto Receivables Owner Trust
Series 2007-B Cl A3A (AGM)
10-12-12	5.24	220,000	(m)	223,253

Total				6,710,187

Commercial Mortgage-Backed (0.7%)(f)
Bear Stearns Commercial Mtge Securities
Series 2004-PWR5 Cl A3
07-11-42	4.57	700,000		700,479
Citigroup Commercial Mtge Trust
Series 2006-C5 Cl A4
10-15-49	5.43	350,000		325,022
Citigroup/Deutsche Bank Commercial Mtge Trust
Series 2005-CD1 Cl ASB
07-15-44	5.22	175,000		179,080
Commercial Mtge Pass-Through Ctfs
Series 2004-LB3A Cl A3
07-10-37	5.09	331,000		337,534
Commercial Mtge Pass-Through Ctfs
Series 2004-LB3A Cl A4
07-10-37	5.23	450,000		450,694
Commercial Mtge Pass-Through Ctfs
Series 2006-CN2A Cl BFL
02-05-19	0.54	175,000	(d,i)	133,241
Credit Suisse First Boston Mtge Securities
Series 2005-C4 Cl A1
08-15-38	4.77	105,891		106,111
Federal Natl Mtge Assn #735029
09-01-13	5.32	346,967		369,424
GE Capital Commercial Mtge
Series 2005-C1 Cl A5
06-10-48	4.77	400,000		383,562
General Electric Capital Assurance
Series 2003-1 Cl A4
05-12-35	5.25	334,609	(d)	338,893
Greenwich Capital Commercial Funding
Series 2004-GG1 Cl A5
06-10-36	4.88	200,000		202,486
GS Mtge Securities II
Series 2007-EOP Cl J
03-06-20	1.08	950,000	(d,i)	780,148
GS Mtge Securities II
Series 2007-GG10 Cl F
08-10-45	5.81	625,000		74,536

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
JPMorgan Chase Commercial Mtge Securities
Series 2003-LN1 Cl A1
10-15-37	4.13	210,657		211,153
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A1
03-12-39	3.97	74,623		75,620
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A2
03-12-39	4.77	750,000		754,225
JPMorgan Chase Commercial Mtge Securities
Series 2004-C2 Cl A2
05-15-41	5.11	361,914		371,567
JPMorgan Chase Commercial Mtge Securities
Series 2004-CBX Cl A3
01-12-37	4.18	118,264		118,142
JPMorgan Chase Commercial Mtge Securities
Series 2006-LDP6 Cl ASB
04-15-43	5.49	575,000		574,638
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl E
02-12-51	6.20	525,000	(d)	100,871
LB-UBS Commercial Mtge Trust
Series 2004-C2 Cl A3
03-15-29	3.97	250,000		243,516
LB-UBS Commercial Mtge Trust
Series 2005-C1 Cl A4
02-15-30	4.74	325,000		315,440
Morgan Stanley Capital I
Series 2004-HQ4 Cl A5
04-14-40	4.59	950,000		939,292
Morgan Stanley Capital I
Series 2006-T23 Cl AAB
08-12-41	5.80	350,000		361,402
Wachovia Bank Commercial Mtge Trust
Series 2006-C24 Cl APB
03-15-45	5.58	350,000		342,429

Total				8,789,505

Residential Mortgage-Backed (3.8%)(f,q)
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2005-14 Cl 2A2
05-25-35	0.48	559,822	(i)	308,572
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2005-R2 Cl 2A1
06-25-35	7.00	322,386	(d)	277,319
Federal Home Loan Mtge Corp
01-01-40	6.00	3,000,000	(e)	3,180,936
Federal Home Loan Mtge Corp #1G0847
07-01-35	4.72	3,881,023	(i)	4,050,187
Federal Home Loan Mtge Corp #A82542
10-01-38	7.00	4,357,787		4,752,709
Federal Home Loan Mtge Corp #B13193
04-01-19	5.50	264,205		281,659
Federal Home Loan Mtge Corp #B15214
06-01-19	5.00	1,456,941		1,533,610
Federal Home Loan Mtge Corp #B16408
09-01-19	5.50	1,042,403		1,110,944

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Home Loan Mtge Corp #C53878
12-01-30	5.50	540,969		569,976
Federal Home Loan Mtge Corp #G05493
03-01-39	6.50	581,461		622,948
Federal Home Loan Mtge Corp #G12141
09-01-20	4.50	574,900		596,144
Federal Natl Mtge Assn
01-01-40	5.50	400,000	(e)	418,688
01-01-40	6.00	2,150,000	(e)	2,276,983
Federal Natl Mtge Assn #190353
08-01-34	5.00	277,517		285,683
Federal Natl Mtge Assn #254684
03-01-18	5.00	815,370		859,042
Federal Natl Mtge Assn #254800
07-01-23	5.50	837,411		887,401
Federal Natl Mtge Assn #545874
08-01-32	6.50	624,459		681,797
Federal Natl Mtge Assn #555528
04-01-33	6.00	1,253,317		1,339,482
Federal Natl Mtge Assn #598558
08-01-16	6.00	226,981		245,791
Federal Natl Mtge Assn #661185
06-01-17	7.00	209,214		227,690
Federal Natl Mtge Assn #668824
08-01-32	6.50	940,504		1,016,332
Federal Natl Mtge Assn #670387
08-01-32	7.00	69,179		76,557
Federal Natl Mtge Assn #671054
01-01-33	7.00	747,603		825,069
Federal Natl Mtge Assn #725232
03-01-34	5.00	1,112,542		1,146,323
Federal Natl Mtge Assn #725424
04-01-34	5.50	2,466,229		2,592,110
Federal Natl Mtge Assn #730153
08-01-33	5.50	710,853		747,136
Federal Natl Mtge Assn #735212
12-01-34	5.00	2,176,160		2,240,199
Federal Natl Mtge Assn #735224
02-01-35	5.50	2,126,998		2,235,563
Federal Natl Mtge Assn #743579
11-01-33	5.50	840,288		883,178
Federal Natl Mtge Assn #785506
06-01-34	5.00	2,118,527		2,180,869
Federal Natl Mtge Assn #786151
07-01-19	5.50	2,124,815		2,279,719
Federal Natl Mtge Assn #791447
10-01-34	6.00	756,250	(s)	806,588
Federal Natl Mtge Assn #883201
07-01-36	6.50	794,981	(s)	863,527
Federal Natl Mtge Assn #915770
03-01-37	6.50	3,159,353		3,386,925
Federal Natl Mtge Assn #974740
04-01-23	6.00	1,350,978		1,442,477

Total				47,230,133

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Aerospace & Defense (0.1%)
TransDigm
07-15-14	7.75	1,000,000	(d)	1,013,750

Banking (—%)
Export-Import Bank of Korea
Sr Unsecured
01-14-15	5.88	500,000	(c)	537,629

Chemicals (0.1%)
INVISTA
Sr Unsecured
05-01-12	9.25	1,000,000	(d)	1,015,000
MacDermid
Sr Sub Nts
04-15-17	9.50	315,000	(d)	315,000

Total				1,330,000

Construction Machinery (0.2%)
Terex
Sr Sub Nts
11-15-17	8.00	1,000,000	(o)	962,500
United Rentals North America
06-15-16	10.88	1,000,000	(o)	1,087,500

Total				2,050,000

Consumer Cyclical Services (0.1%)
West Corp
10-15-14	9.50	1,000,000		1,015,000

Consumer Products (0.2%)
AAC Group Holding
Sr Disc Nts
10-01-12	10.25	850,000	(d)	852,125
Jarden
05-01-16	8.00	1,000,000		1,032,500

Total				1,884,625

Electric (0.4%)
Indiana Michigan Power
Sr Unsecured
03-15-37	6.05	955,000		949,726
Majapahit Holding
08-07-19	8.00	200,000	(d)	211,000
NRG Energy
01-15-17	7.38	1,000,000		1,002,500
Power Sector Assets & Liabilities
05-27-19	7.25	400,000	(c,d)	429,000
Sierra Pacific Power
Series M
05-15-16	6.00	1,780,000		1,886,436

Total				4,478,662

Food and Beverage (0.3%)
Kraft Foods
Sr Unsecured
02-11-13	6.00	355,000		380,705
Pinnacle Foods Finance LLC
04-01-15	9.25	1,000,000		1,015,000
SABMiller
Sr Unsecured
01-15-14	5.70	2,420,000	(c,d)	2,614,466

Total				4,010,171

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Gaming (0.1%)
Boyd Gaming
Sr Sub Nts
02-01-16	7.13	1,000,000		870,000
MGM MIRAGE
Sr Unsecured
03-01-18	11.38	1,000,000	(d)	895,000

Total				1,765,000

Gas Pipelines (0.6%)
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	1,417,000		1,498,616
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	1,082,000		1,194,598
Southern Natural Gas
Sr Unsecured
04-01-17	5.90	1,800,000	(d)	1,848,485
TransCapitalInvest for Transneft
Secured
08-07-18	8.70	700,000	(c,d,o)	802,138
Transcontinental Gas Pipe Line LLC
Sr Unsecured
04-15-16	6.40	1,750,000		1,909,008

Total				7,252,845

Health Care (0.4%)
Apria Healthcare Group
Sr Secured
11-01-14	12.38	125,000	(d)	137,500
DaVita
03-15-15	7.25	1,000,000		1,002,500
HCA
Sr Secured Pay-in-kind
11-15-16	9.63	1,000,000	(r)	1,082,500
Omnicare
12-15-13	6.75	1,000,000		980,000
Select Medical
02-01-15	7.63	1,000,000		970,000
Vanguard Health Holding II LLC
10-01-14	9.00	295,000		305,694

Total				4,478,194

Home Construction (0.1%)
K Hovnanian Enterprises
Sr Secured
10-15-16	10.63	910,000	(d)	950,950

Independent Energy (0.3%)
Chesapeake Energy
01-15-16	6.63	1,000,000		990,000
PetroHawk Energy
06-01-15	7.88	1,000,000		1,010,000

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Quicksilver Resources
08-01-15	8.25	1,000,000	(o)	1,025,000
Range Resources
05-15-19	8.00	1,000,000		1,070,000

Total				4,095,000

Media Cable (0.2%)
Charter Communications Operating LLC/Capital
Secured
04-30-14	8.38	1,000,000	(d)	1,027,500
Comcast
03-15-37	6.45	640,000		659,885
CSC Holdings LLC
Sr Unsecured
04-15-14	8.50	1,000,000	(d,o)	1,065,000

Total				2,752,385

Media Non Cable (0.3%)
Liberty Media LLC
Sr Unsecured
05-15-13	5.70	769,000		732,473
Nielsen Finance LLC
08-01-14	10.00	1,000,000	(o)	1,042,500
RR Donnelley & Sons
Sr Unsecured
01-15-17	6.13	1,620,000		1,601,546

Total				3,376,519

Non Captive Diversified (0.2%)
Ford Motor Credit LLC
Sr Unsecured
08-10-11	9.88	1,000,000		1,047,500
GMAC
12-01-14	6.75	1,000,000	(d)	950,000

Total				1,997,500

Oil Field Services (0.1%)
Gaz Capital
Sr Nts
07-31-14	8.13	120,000	(c,d,o)	126,918
Gaz Capital
Sr Secured
04-11-18	8.15	350,000	(c,d)	368,813
KazMunaiGaz Finance
01-23-15	11.75	500,000	(c,d,o)	598,326
Key Energy Services
12-01-14	8.38	90,000		90,225

Total				1,184,282

Paper (0.2%)
Boise Cascade LLC
10-15-14	7.13	128,000		115,360
Georgia-Pacific LLC
05-01-16	8.25	1,000,000	(d)	1,060,000
NewPage
Sr Secured
12-31-14	11.38	1,000,000	(d)	1,010,000

Total				2,185,360

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Transportation Services (0.1%)
Erac USA Finance
10-15-17	6.38	1,305,000	(d)	1,361,818

Wireless (0.2%)
Cricket Communications
Sr Secured
05-15-16	7.75	1,000,000	(o)	997,500
Sprint Nextel
Sr Unsecured
08-15-17	8.38	1,000,000		1,020,000

Total				2,017,500

Wirelines (0.7%)
AT&T
Sr Unsecured
02-15-39	6.55	1,405,000		1,480,395
Cincinnati Bell
10-15-17	8.25	499,000		506,485
Level 3 Financing
02-15-17	8.75	1,000,000		912,500
Qtel Intl Finance
06-10-19	7.88	200,000	(c,d,o)	221,032
TELUS
Sr Unsecured
06-01-11	8.00	2,319,000	(c)	2,510,556
Verizon New York
Sr Unsecured Series A
04-01-12	6.88	2,035,000		2,214,111
Windstream
08-01-16	8.63	1,000,000		1,017,500

Total				8,862,579

Total Bonds (Cost: $262,955,184)				$271,020,678

FDIC-Insured Debt (0.3%)(n)

	Coupon	Principal
Issuer	rate	amount		Value(a)
U.S. Agencies
Citibank
FDIC Govt Guaranty
05-07-12	1.88%	$4,000,000	(o)	$4,021,284

Total FDIC-Insured Debt (Cost: $4,010,972)				$4,021,284

Money Market Fund (1.0%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	11,834,863	(l)	$11,834,863

Total Money Market Fund (Cost: $11,834,863)			$11,834,863

Investments of Cash Collateral Received for Securities on Loan (17.2%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (1.9%)
JPMorgan Prime Money Market Fund	23,502,360	$23,502,360

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (3.0%)
Antalis US Funding
01-05-10	0.28%	$3,999,782	$3,999,782
01-20-10	0.23	4,997,988	4,997,988
Cancara Asset Securitisation LLC
02-12-10	0.27	5,996,040	5,996,040
Ebbets Funding LLC
01-05-10	0.48	4,999,067	4,999,067
Giro Balanced Funding
01-04-10	0.45	5,999,475	5,999,475
Grampian Funding LLC
01-04-10	0.25	4,998,819	4,998,819
01-14-10	0.25	5,998,750	5,998,750

Total			36,989,921

Certificates of Deposit (10.5%)
Banco Bilbao Viz Argentaria, London
03-01-10	0.26	2,501,269	2,501,269
Banco Espirito Santo e Commerciale
01-05-10	0.38	3,000,000	3,000,000
01-07-10	0.47	999,909	999,909
Banco Santander Central Hispano
02-10-10	0.29	3,000,000	3,000,000
Banque Federative du Credit Mutuel
03-02-10	0.28	4,996,425	4,996,425
Barclays Bank
02-16-10	0.36	2,000,000	2,000,000
Bayrische Hypo-Und Vereinsbank
02-01-10	0.43	2,000,000	2,000,000
Caixa Geral de Deposit
03-04-10	0.30	10,000,000	10,000,000
Commerzbank
01-04-10	0.23	9,998,020	9,998,020
Credit Industrial et Commercial
01-13-10	0.39	5,000,000	5,000,000
Den Danske Bank
01-04-10	0.25	10,000,000	10,000,000
Dexia Bank
01-29-10	0.40	4,998,278	4,998,278
Hong Kong Shanghai Bank
01-04-10	0.29	10,000,000	10,000,000
Jyske Bank
03-10-10	0.44	4,994,506	4,994,506
Macquarie Bank
01-07-10	0.28	4,999,728	4,999,728
Mizuho Corporate Bank
02-19-10	0.29	5,000,000	5,000,000
Norinchukin Bank
02-17-10	0.31	3,750,000	3,750,000
NyKredit Bank
01-05-10	0.45	10,000,000	10,000,000
Raiffeisen Zentralbank Oesterreich
01-06-10	0.28	10,000,000	10,000,000
Skandinaviska Enskilda Banken
01-05-10	0.40	3,000,000	3,000,000
State of Hessen
01-04-10	0.20	9,999,999	9,999,999

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Sumitomo Mitsui Banking
01-19-10	0.34	5,000,000	5,000,000
02-22-10	0.31	5,000,000	5,000,000

Total			130,238,134

Commercial Paper (1.0%)
BTM Capital
01-22-10	0.40	5,993,800	5,993,800
02-05-10	0.39	1,998,028	1,998,028
Ebbets Funding LLC
01-04-10	0.48	4,999,067	4,999,067

Total			12,990,895

Repurchase Agreements (0.8%)(t)
Barclays Capital dated 12-31-09, matures 01-04-10, repurchase price $10,000,236	0.21	10,000,000	10,000,000
Total Investments of Cash Collateral Received for Securities on Loan
(Cost:$213,721,310)			$213,721,310

Total Investments in Securities
(Cost: $1,522,300,616)(u)			$1,460,479,175

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at Dec. 31, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

S&P 500 Index	16	$4,442,800	March 2010	$5,745
U.S. Long Bond, 20-year	30	3,461,250	March 2010	(21,608)
U.S. Treasury Note, 2-year	(163)	(35,251,298)	April 2010	275,631
U.S. Treasury Note, 5-year	60	6,862,969	April 2010	(34,754)
U.S. Treasury Note, 10-year	208	24,014,251	March 2010	(789,639)

Total				$(564,625)

Credit Default Swap Contracts Outstanding at Dec. 31, 2009
Sell Protection

						Unamortized	Periodic
						premium	payments
		Expiration	Receive	Notional	Market	(paid)	receivable	Unrealized
Counterparty	Reference entity	date	fixed rate	amount	Value	received	(payable)	appreciation

JPMorgan Chase Bank	CDX North America High Yield Index	June 20, 2014	5.00%	5,500,000	$37,812	$967,110	$8,617	$1,013,539

JPMorgan Chase Bank	CDX North America High Yield Index	June 20, 2014	4.46	10,000,000	68,750	1,407,279	15,666	1,491,695

Total								$2,505,234

Forward Foreign Currency Contracts Open at Dec. 31, 2009

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Jan. 20, 2010	(5,903,000)	(5,557,595)	$—	$(61,270)
	Canadian Dollar	U.S. Dollar

Jan. 20, 2010	(1,292,372,000)	(14,590,162)	703,056	—
	Japanese Yen	U.S. Dollar

Jan. 20, 2010	(8,756,000)	(8,479,783)	21,110	—
	Swiss Franc	U.S. Dollar

Jan. 20, 2010	14,088,013	15,464,000	—	(221,259)
	U.S. Dollar	Australian Dollar

Jan. 20, 2010	386,594	438,000	6,166
	U.S. Dollar	Australian Dollar

Jan. 20, 2010	5,647,071	3,529,000	54,516	—
	U.S. Dollar	British Pound

Jan. 20, 2010	8,463,027	49,001,000	—	(11,288)
	U.S. Dollar	Norwegian Krone

Jan. 21, 2010	430,478	600,000	—	(3,517)
	U.S. Dollar	Singapore Dollar

Total			$784,848	$(297,334)

Notes to Portfolio of Investments

ADR	—	American Depository Receipt

GDR	—	Global Depository Receipt

(a)		Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2009.

(b)		Non-income producing.

(c)		Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 15.62% of net assets.

(d)		Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2009, the value of these securities amounted to $29,739,533 or 2.39% of net assets.

(e)		At Dec. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,935,354.

(f)		Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)		Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(h)		Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Dec. 31, 2009 was $247,193, representing 0.02% of net assets. Information concerning such security holdings at Dec. 31, 2009 is as follows:

	Acquisition
Security	dates	Cost

BGP Holdings	02-04-09 thru 05-14-09	$—
Fortis
Rights	10-20-08	—
Reliance Inds GDR	11-03-09	94,224
Samsung Electronics GDR	11-03-09	119,762
Unione di Banche Italiane
Warrants	05-02-08	781

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2009.

(j)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2009.

(k)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(l)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(m)	The following abbreviation is used in the portfolio security description to identify the insurer of the issue:
AGM — Assured Guaranty Municipal Corporation
FGIC — Financial Guaranty Insurance Company

(n)	This debt is guaranteed under the FDIC’s Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(o)	At Dec. 31, 2009, security was partially or fully on loan.

(p)	Negligible market value.

(q)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Dec. 31, 2009:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal Natl Mtge Assn 01-01-25 5.00%	$750,000	01-19-10	$792,422	$783,750

(r)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(s)	At Dec. 31, 2009, investments in securities included securities valued at $1,378,374 that were partially pledged as collateral to cover initial margin deposits on open interest futures contracts.

(t)	The table below represents securities received as collateral subject to repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

Barclays Capital (0.21%)

Security description	Value(a)
BCRR Trust	$1,668,932
Bear Stearns Adjustable Rate Mortgage Trust	540,751
Citigroup Commercial Mortgage Trust	793,636
Granite Master Issuer PLC	1,886,939
Greenwich Capital Commercial Funding Corp	684,718
JP Morgan Chase Commercial Mortgage Securities Corp	2,482,350
Morgan Stanley Capital I	927,938
Morgan Stanley Dean Witter Capital I	783,852
WaMu Mortgage Pass Through Certificates	730,884

Total market value for collateralized securities	$10,500,000

(u)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $1,522,301,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$120,112,000
Unrealized depreciation	(181,934,000)

Net unrealized depreciation	$(61,822,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Annual Report dated Sept. 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)
Real Estate	$—	$—	$1	$1
Water Utilities	—	66,504	—	66,504
All Other Industries (b)	911,061,171	—	—	911,061,171
Preferred Stocks & Other (a)
Oil, Gas & Consumable Fuels	—	797	—	797
All Other Industries (b)	57,593	—	—	57,593

Total Equity Securities	911,118,764	67,301	1	911,186,066

Bonds
Foreign Government Obligations & Agencies	—	48,533,950	—	48,533,950
U.S. Government Obligations & Agencies	17,630,605	83,526,529	—	101,157,134
Asset-Backed Securities	—	6,710,187	—	6,710,187
Commercial Mortgage-Backed Securities	—	8,789,505	—	8,789,505
Residential Mortgage-Backed Securities	—	47,230,133	—	47,230,133
Corporate Debt Securities	—	58,599,769	—	58,599,769

Total Bonds	17,630,605	253,390,073	—	271,020,678

Other
FDIC-Insured Debt Securities	—	4,021,284	—	4,021,284
Exchange Traded Funds	48,694,974	—	—	48,694,974
Affiliated Money Market Fund (c)	11,834,863	—	—	11,834,863
Investments of Cash Collateral Received for Securities on Loan (d)	23,502,360	190,218,950	—	213,721,310

Total Other	84,032,197	194,240,234	—	278,272,431

Investments in Securities	1,012,781,566	447,697,608	1	1,460,479,175
Other Financial Instruments (e)	(564,625)	2,992,748	—	2,428,123

Total	$1,012,216,941	$450,690,356	$1	$1,462,907,298

(a)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as level 2 instead of level 1.

(b)	Industry classifications are identified in the Portfolio of Investments.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

(d)	Level 1 investments are comprised of the Unaffiliated Money Market Fund; Level 2 investments are comprised of all other short-term investments.

(e)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Asset-Backed
	Common Stocks	Securities	Total

Balance as of Sept. 30, 2009	$2	$72,000	$72,002
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	(1)	—	(1)
Net purchases (sales)	—	—	—
Transfers in and/or out of Level 3	—	(72,000)	(72,000)

Balance as of Dec. 31, 2009	$1	$—	$1

*	Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2009 was $(970).

Portfolio of Investments
RiverSource Strategic Income Allocation Fund
Dec. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (83.4%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Foreign Agencies (3.1%)(c)
Banco Nacional de Desenvolvimento Economico e Social
06-10-19	6.50%	$700,000	(d)	$746,981
Banco Nacional de Desenvolvimento Economico e Social
Sr Unsecured
06-16-18	6.37	500,000	(d)	535,625
Ecopetrol
Sr Unsecured
07-23-19	7.63	255,000	(q)	282,668
Empresa Nacional Del Petroleo
Sr Unsecured
07-08-19	6.25	600,000	(d)	622,328
Empresas Publicas de Medellin
Sr Unsecured
07-29-19	7.63	100,000	(d)	109,636
KfW
(Japanese Yen)
01-20-14	1.35	54,000,000		593,815
Korea Development Bank
Sr Nts
01-23-14	8.00	600,000		683,219
Pemex Project Funding Master Trust
03-01-18	5.75	2,050,000		2,072,808
06-15-35	6.63	870,000	(q)	828,371
06-15-38	6.63	450,000	(q)	418,740
Petrobras Intl Finance
03-15-19	7.88	300,000	(q)	345,844
01-20-20	5.75	300,000	(q)	305,186
Petroleos de Venezuela
04-12-17	5.25	1,460,000		803,000
Petroleos Mexicanos
05-03-19	8.00	1,000,000	(q)	1,157,500
TDIC Finance
07-02-14	6.50	600,000	(d)	609,765

Total				10,115,486

Foreign Local Government (2.3%)(c)
New South Wales Treasury
(Australian Dollar)
05-01-12	6.00	1,500,000		1,374,849
05-01-12	6.00	6,510,000		5,964,279

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Santa Fe de Bogota
(Colombian Peso) Sr Unsecured
07-26-28	9.75	200,000,000	(d)	108,717

Total				7,447,845

Sovereign (11.5%)(c)
Bundesrepublik Deutschland
(European Monetary Unit)
01-04-13	4.50	975,000		1,503,605
07-04-14	4.25	1,190,000		1,834,845
01-04-18	4.00	830,000		1,258,226
07-04-34	4.75	55,000		85,366
Federative Republic of Brazil
(Brazilian Real)
01-05-16	12.50	650,000		421,400
Federative Republic of Brazil
Sr Unsecured
01-17-17	6.00	550,000		594,000
01-15-19	5.88	1,350,000		1,437,750
Govt of the Cayman Islands
11-24-19	5.95	200,000	(d)	198,763
Govt of Ukraine
06-26-12	6.39	250,000	(d)	212,500
Morgan Stanley
(Brazilian Real) Sr Unsecured
05-03-17	10.09	1,050,000	(d)	558,705
Peru Enhanced Pass-Thru
Sr Secured Zero Coupon
05-31-18	4.42	1,345,078	(d,i)	1,018,897
Perusahaan Penerbit SBSN
04-23-14	8.80	700,000	(d)	810,020
Republic of Argentina
Sr Unsecured
09-12-13	7.00	1,740,000		1,581,660
12-15-35	0.01	1,750,000	(g)	112,525
Republic of Colombia
09-18-37	7.38	600,000	(q)	654,000
Republic of Colombia
(Colombian Peso)
10-22-15	12.00	585,000,000		352,288
06-28-27	9.85	300,000,000		170,566
Republic of Colombia
Sr Unsecured
03-18-19	7.38	1,600,000	(q)	1,812,000
Republic of El Salvador
12-01-19	7.38	300,000	(d)	308,250
04-10-32	8.25	850,000	(d)	884,000
06-15-35	7.65	490,000	(d)	482,650
Republic of Indonesia
Sr Unsecured
01-17-18	6.88	500,000	(d)	550,000
02-17-37	6.63	900,000	(d,q)	882,000
01-17-38	7.75	900,000	(d)	1,012,500
Republic of Iraq
01-15-28	5.80	250,000	(d)	191,250

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Republic of Panama
04-28-34	8.13	100,000		121,000
Republic of Peru
Sr Unsecured
05-03-16	8.38	100,000		120,750
03-30-19	7.13	1,150,000	(q)	1,322,500
07-21-25	7.35	200,000	(q)	229,000
03-14-37	6.55	100,000		104,000
Republic of Philippines
10-07-16	8.75	100,000	(d)	120,125
01-18-17	9.38	200,000		249,500
01-15-19	9.88	70,000		91,350
01-14-31	7.75	500,000	(q)	563,750
Republic of Philippines
Sr Unsecured
06-17-19	8.38	170,000	(q)	207,400
01-20-20	6.50	1,000,000	(q)	1,082,500
Republic of Turkey
03-15-15	7.25	200,000		224,000
04-03-18	6.75	600,000		648,750
06-05-20	7.00	850,000		926,500
02-14-34	8.00	80,000		92,400
03-17-36	6.88	880,000		895,400
Republic of Turkey
Sr Unsecured
07-14-17	7.50	300,000		340,500
11-07-19	7.50	1,300,000		1,467,375
Republic of Uruguay
05-17-17	9.25	300,000	(q)	369,750
11-18-22	8.00	200,000	(q)	229,000
Republic of Venezuela
02-26-16	5.75	2,550,000		1,657,500
12-09-20	6.00	250,000		137,500
04-21-25	7.65	150,000		88,500
Republic of Venezuela
Sr Unsecured
10-08-14	8.50	640,000		504,000
05-07-23	9.00	1,670,000		1,123,075
Republica Orient Uruguay
(Uruguay Peso)
04-05-27	4.25	9,149,442	(e)	430,424
06-26-37	3.70	4,355,297	(e)	183,617
Republica Orient Uruguay
Sr Unsecured
03-21-36	7.63	725,000	(q)	784,813
Russian Federation
03-31-30	7.50	2,711,900	(d)	3,057,666
State of Qatar
Sr Nts
01-20-20	5.25	500,000	(d)	502,500

Total				36,802,911

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Supranational (0.7%) (c)
Corp Andina de Fomento
Sr Unsecured
06-04-19	8.13	1,400,000	(q)	1,599,353
European Investment Bank
(Japanese Yen) Sr Unsecured
06-20-17	1.40	46,000,000		506,319
01-18-27	2.15	29,100,000		307,665

Total				2,413,337

Treasury (9.8%)(c)
Buoni Poliennali Del Tesoro
(European Monetary Unit) Sr Unsecured
08-01-17	5.25	800,000		1,278,045
Govt of Canada
(Canadian Dollar)
06-01-18	4.25	8,280,000		8,317,846
Govt of Indonesia
(Indonesian Rupiah) Series FR34
06-15-21	12.80	17,200,000,000		2,135,128
Govt of Indonesia
(Indonesian Rupiah) Series FR36
09-15-19	11.50	2,000,000,000		231,973
Govt of Indonesia
(Indonesian Rupiah) Series FR43
07-15-22	10.25	2,900,000,000		304,900
Govt of Norway
(Norwegian Krone)
05-16-11	6.00	3,837,000		694,033
05-15-13	6.50	17,655,000		3,368,354
Govt of Poland
(Polish Zloty) Series 1017
10-25-17	5.25	3,655,000		1,208,659
Govt of Sweden
(Swedish Krona)
05-05-14	6.75	24,000,000		3,948,544
Mexican Fixed Rate Bonds
(Mexican Peso) Series M-10
12-17-15	8.00	14,850,000		1,157,001
12-15-16	7.25	6,590,000		496,253
12-14-17	7.75	9,500,000		722,640
Nota do Tesouro Nacional
(Brazilian Real) Series F
01-01-13	10.00	372,000		2,109,985
United Kingdom Treasury
(British Pound)
09-07-14	5.00	891,000		1,577,857
03-07-19	4.50	2,330,000		3,887,261

Total				31,438,479

U.S. Government Obligations & Agencies (6.1%)
U.S. Treasury
07-15-12	1.50	120,000	(q)	120,187
11-30-14	2.13	4,600,000	(q)	4,491,118
12-31-14	2.63	2,810,000		2,802,097

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
11-15-19	3.38	2,025,000	(q)	1,949,379
08-15-39	4.50	1,115,000	(q)	1,089,739
11-15-39	4.38	235,000	(q)	224,939
U.S. Treasury Inflation-Indexed Bond
01-15-12	3.38	365,226	(e)	390,633
04-15-14	1.25	561,792	(e,q)	580,638
07-15-14	2.00	2,293,620	(e,q)	2,429,888
01-15-15	1.63	1,613,257	(e)	1,677,831
01-15-17	2.38	1,677,570	(e)	1,811,958
01-15-29	2.50	2,013,700	(e)	2,159,915

Total				19,728,322

Asset-Backed (0.2%)
Santander Drive Auto Receivables Trust
Series 2007-1 Cl A4 (FGIC)
09-15-14	0.28	570,367	(h,s)	558,375

Commercial Mortgage-Backed (1.4%)(f)
Bear Stearns Commercial Mtge Securities
Series 2007-T28 Cl A1
09-11-42	5.42	807,921		827,515
CDC Commercial Mtge Trust
Series 2002-FX1 Cl A1
05-15-19	5.25	11,225		11,264
Citigroup/Deutsche Bank Commercial Mtge Trust
Series 2007-CD4 Cl A2B
12-11-49	5.21	1,000,000		1,002,460
Credit Suisse First Boston Mtge Securities
Series 2004-C2 Cl A1
05-15-36	3.82	929,356		917,514
Greenwich Capital Commercial Funding
Series 2007-GG11 Cl A1
12-10-49	5.36	870,355		891,844
JPMorgan Chase Commercial Mtge Securities
Series 2003-CB6 Cl A1
07-12-37	4.39	836,757		847,475
Merrill Lynch Mtge Trust
Series 2005-CKI1 Cl A1
11-12-37	5.08	149,784		150,469
TIAA Seasoned Commercial Mtge Trust
Series 2007-C4 Cl A3
08-15-39	6.07	50,000		51,948

Total				4,700,489

Residential Mortgage-Backed (2.4%)(f)
Banc of America Funding
Collateralized Mtge Obligation
Series 2007-8 Cl 1A1
10-25-37	6.00	834,608		460,440
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-45T1 Cl 2A5
02-25-37	6.00	222,205		146,447

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-OH3 Cl A3
09-25-47	0.73	295,078	(h)	34,445
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2006-HYB1 Cl 1A1
03-20-36	5.28	107,881	(h)	56,661
Federal Home Loan Mtge Corp #G02757
06-01-36	5.00	398,281		409,193
Federal Natl Mtge Assn #702038
05-01-33	5.00	813,898		838,612
Federal Natl Mtge Assn #735224
02-01-35	5.50	744,449		782,447
Federal Natl Mtge Assn #745392
12-01-20	4.50	527,508		548,503
Federal Natl Mtge Assn #766641
03-01-34	5.00	480,634		494,778
Federal Natl Mtge Assn #770439
04-01-34	6.00	48,573		51,806
Federal Natl Mtge Assn #848482
12-01-35	6.00	666,055		708,724
Federal Natl Mtge Assn #909214
07-01-38	7.00	451,715		495,398
Federal Natl Mtge Assn #915770
03-01-37	6.50	789,838		846,731
Federal Natl Mtge Assn #949320
10-01-37	7.00	798,914	(r)	876,578
Lehman XS Trust
Series 2006-16N Cl A1B
11-25-46	0.35	169,638	(h)	163,436
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2005-14 Cl 2A1
12-25-35	5.50	833,741		745,938

Total				7,660,137

Aerospace & Defense (0.5%)
TransDigm
07-15-14	7.75	1,500,000		1,518,750

Airlines (0.2%)
Delta Air Lines
Sr Secured
03-15-15	12.25	630,000	(d,q)	630,000

Automotive (0.2%)
Allison Transmission
Pay-in-Kind
11-01-15	11.25	561,800	(d,j,q)	587,081
Delphi
10-06-14	12.00	214		214

Total				587,295

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Banking (0.6%)
Alfa MTN Markets for ABH Financial
06-25-12	8.20	150,000	(c,d)	150,188
Banco BMG
Sr Unsecured
01-15-16	9.15	100,000	(c,d)	103,000
Banco de Credito del Peru
10-15-22	7.17	1,000,000	(c,d)	343,263
Bank of America
Sr Unsecured
05-01-18	5.65	210,000		213,704
Citigroup
Sr Unsecured
05-15-18	6.13	120,000		120,649
Morgan Stanley
Sr Unsecured
04-01-18	6.63	250,000		270,292
TuranAlem Finance
01-22-37	8.25	150,000	(b,c,d,l)	52,500
Wells Fargo & Co
Sr Unsecured
12-11-17	5.63	750,000		780,116

Total				2,033,712

Brokerage (—%)
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	90,000	(b,l)	18,675

Building Materials (0.8%)
Associated Materials LLC/Finance
Sr Secured
11-15-16	9.88	747,000	(d)	791,820
Gibraltar Inds
Series B
12-01-15	8.00	1,515,000		1,461,975
Norcraft LP/Finance
Sr Secured
12-15-15	10.50	324,000	(d)	332,100

Total				2,585,895

Chemicals (2.5%)
Ashland
06-01-17	9.13	475,000	(d,q)	521,313
Chemtura
06-01-16	6.88	1,280,000	(b,l)	1,356,800
Dow Chemical
Sr Unsecured
05-15-19	8.55	950,000		1,133,488
INVISTA
Sr Unsecured
05-01-12	9.25	1,995,000	(d)	2,024,924

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
MacDermid
Sr Sub Nts
04-15-17	9.50	1,640,000	(d)	1,639,999
Momentive Performance Materials
Pay-in-kind
12-01-14	10.13	441	(j)	415
Nalco
11-15-13	8.88	600,000	(q)	618,000
Nova Chemicals
Sr Unsecured
11-01-16	8.38	435,000	(c,d)	441,525
11-01-19	8.63	365,000	(c,d)	371,388

Total				8,107,852

Construction Machinery (0.8%)
Terex
Sr Sub Nts
11-15-17	8.00	750,000	(q)	721,875
Terex
Sr Unsecured
06-01-16	10.88	825,000	(q)	919,875
United Rentals North America
06-15-16	10.88	1,000,000	(q)	1,087,500

Total				2,729,250

Consumer Cyclical Services (0.7%)
Aquilex Holdings LLC/Finance
Sr Nts
12-15-16	11.13	553,000	(d)	550,235
West Corp
10-15-14	9.50	1,450,000		1,471,750
10-15-16	11.00	96,000		100,320

Total				2,122,305

Consumer Products (1.5%)
AAC Group Holding
Sr Disc Nts
10-01-12	10.25	970,000	(d)	972,425
American Achievement
04-01-12	8.25	1,000,000	(d)	1,000,000
Easton-Bell Sports
Sr Secured
12-01-16	9.75	505,000	(d)	518,888
Jarden
05-01-16	8.00	530,000		547,225
05-01-17	7.50	625,000		625,000
Visant
10-01-12	7.63	1,070,000		1,075,350

Total				4,738,888

Diversified Manufacturing (0.4%)
CPM Holdings
Sr Secured
09-01-14	10.63	385,000	(d)	406,175

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
McJunkin Red Man
Sr Secured
12-15-16	9.50	772,000	(d)	756,560

Total				1,162,735

Electric (4.7%)
Aes Dominicana Energia Finance
12-13-15	11.00	200,000	(c,d)	196,000
CenterPoint Energy Houston Electric LLC
Series U
03-01-14	7.00	980,000		1,119,014
Centrais Eletricas Brasileiras
Sr Unsecured
07-30-19	6.88	500,000	(c,d)	542,598
Cleveland Electric Illuminating
1st Mtge
11-15-18	8.88	500,000		617,300
CMS Energy
Sr Unsecured
07-17-17	6.55	500,000		493,780
06-15-19	8.75	620,000	(q)	691,300
Consumers Energy
1st Mtge
09-15-18	5.65	405,000		423,545
Dynegy Holdings
Sr Unsecured
05-01-16	8.38	500,000	(q)	475,000
Edison Mission Energy
Sr Unsecured
06-15-16	7.75	115,000		97,750
05-15-17	7.00	880,000	(q)	695,200
Indiana Michigan Power
Sr Unsecured
03-15-19	7.00	950,000		1,060,140
03-15-37	6.05	200,000		198,896
Majapahit Holding
06-28-17	7.25	562,000	(c,d)	577,455
01-20-20	7.75	1,100,000	(c,d,q)	1,149,499
Midwest Generation LLC
Pass-Through Ctfs Series B
01-02-16	8.56	246,266		248,729
Natl Power
11-02-16	6.88	300,000	(c,d)	314,296
Nevada Power
08-01-18	6.50	720,000		772,048
NiSource Finance
01-15-19	6.80	280,000		299,445
NRG Energy
02-01-16	7.38	2,100,000		2,102,624
PacifiCorp
1st Mtge
09-15-13	5.45	255,000		277,663

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Power Sector Assets & Liabilities
05-27-19	7.25	410,000	(c,d)	439,725
Sierra Pacific Power
09-01-13	5.45	500,000		533,260
Sierra Pacific Power
Series M
05-15-16	6.00	415,000		439,815
Texas Competitive Electric Holdings LLC
11-01-15	10.25	1,000,000		810,000
Texas Competitive Electric Holdings LLC
Series B
11-01-15	10.25	725,000	(q)	587,250

Total				15,162,332

Entertainment (0.8%)
AMC Entertainment
02-01-16	11.00	237,000		247,665
AMC Entertainment
Sr Unsecured
06-01-19	8.75	528,000	(q)	538,560
Regal Cinemas
07-15-19	8.63	1,220,000		1,268,800
Speedway Motorsports
06-01-16	8.75	645,000		678,863

Total				2,733,888

Food and Beverage (1.2%)
Bertin Ltda
Sr Unsecured
10-05-16	10.25	220,000	(c,d)	224,400
Bumble Bee Foods LLC
Sr Secured
12-15-15	7.75	253,000	(d,q)	253,000
Cerveceria Nacional Dominicana
03-27-12	16.00	200,000	(c,d)	188,560
Del Monte
Sr Sub Nts
10-15-19	7.50	595,000	(d)	612,850
Kraft Foods
Sr Unsecured
01-26-39	6.88	275,000		288,923
Marfrig Overseas
11-16-16	9.63	120,000	(c,d,q)	120,600
MHP
Sr Secured
11-30-11	10.25	200,000	(c,d)	183,500
Pinnacle Foods Finance LLC
04-01-17	10.63	399,000		414,960
Pinnacle Foods Finance LLC
Sr Unsecured
04-01-15	9.25	453,000	(d)	458,663
US Foodservice
Sr Nts
06-30-15	10.25	1,200,000	(d)	1,200,000

Total				3,945,456

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Gaming (2.2%)
Boyd Gaming
Sr Sub Nts
02-01-16	7.13	1,300,000		1,131,000
Circus & Eldorado Jt Venture/Silver Legacy Capital
1st Mtge
03-01-12	10.13	325,000		287,625
Firekeepers Development Authority
Sr Secured
05-01-15	13.88	855,000	(d)	970,425
MGM MIRAGE
Sr Secured
11-15-17	11.13	525,000	(d)	582,750
MGM MIRAGE
Sr Unsecured
03-01-18	11.38	760,000	(d)	680,200
Pokagon Gaming Authority
Sr Nts
06-15-14	10.38	1,511,000	(d)	1,571,440
San Pasqual Casino
09-15-13	8.00	76,000	(d)	71,060
Seneca Gaming
Sr Unsecured
05-01-12	7.25	405,000		394,875
Seneca Gaming
Sr Unsecured Series B
05-01-12	7.25	615,000		599,625
Shingle Springs Tribal Gaming Authority
Sr Nts
06-15-15	9.38	800,000	(d)	608,000
Tunica-Biloxi Gaming Authority
Sr Unsecured
11-15-15	9.00	182,000	(d)	163,800

Total				7,060,800

Gas Pipelines (3.0%)
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	375,000		396,599
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	2,909,000		3,211,726
El Paso
Sr Unsecured
12-12-13	12.00	320,000		374,400
06-15-14	6.88	805,000		804,405
Northwest Pipeline
Sr Unsecured
04-15-17	5.95	500,000		533,874
Southern Star Central
Sr Nts
03-01-16	6.75	300,000		289,500

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
TransCapitalInvest for Transneft
Secured
03-05-14	5.67	830,000	(c,d)	836,252
08-07-18	8.70	400,000	(c,d,q)	458,365
Transcontinental Gas Pipe Line LLC
Sr Unsecured Series B
08-15-11	7.00	1,150,000		1,236,779
Williams Companies
Sr Unsecured
01-15-20	8.75	215,000		256,489
Williams Partners LP/Finance
Sr Unsecured
02-01-17	7.25	1,115,000		1,126,364

Total				9,524,753

Health Care (2.8%)
Apria Healthcare Group
Sr Secured
11-01-14	11.25	415,000	(d)	455,463
11-01-14	12.38	60,000	(d)	66,000
DaVita
03-15-15	7.25	1,500,000		1,503,750
HCA
Secured
11-15-16	9.25	1,200,000	(q)	1,288,500
Healthsouth
02-15-20	8.13	655,000		646,813
IASIS Healthcare LLC/Capital
06-15-14	8.75	1,035,000		1,047,938
Omnicare
12-15-13	6.75	705,000		690,900
12-15-15	6.88	500,000		486,250
Select Medical
02-01-15	7.63	1,690,000		1,639,299
Vanguard Health Holding II LLC
10-01-14	9.00	1,285,000	(q)	1,331,581

Total				9,156,494

Home Construction (0.4%)
K Hovnanian Enterprises
Sr Secured
10-15-16	10.63	1,135,000	(d)	1,186,075

Independent Energy (3.5%)
Anadarko Petroleum
Sr Unsecured
09-15-16	5.95	320,000		346,143
Berry Petroleum
Sr Unsecured
06-01-14	10.25	550,000		598,125
Chesapeake Energy
01-15-16	6.63	980,000		970,200

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Denbury Resources
03-01-16	9.75	715,000	(q)	763,263
Forest Oil
Sr Nts
02-15-14	8.50	1,120,000	(d,q)	1,170,400
Hilcorp Energy I LP/Finance
Sr Unsecured
11-01-15	7.75	800,000	(d)	784,000
PetroHawk Energy
07-15-13	9.13	800,000		836,000
06-01-15	7.88	625,000	(q)	631,250
Quicksilver Resources
08-01-15	8.25	995,000		1,019,875
Range Resources
05-01-18	7.25	1,250,000		1,274,999
05-15-19	8.00	250,000		267,500
SandRidge Energy
06-01-18	8.00	990,000	(d)	972,675
SandRidge Energy
Pay-in-kind
04-01-15	8.63	500,000	(j,q)	500,000
Southwestern Energy
Sr Nts
02-01-18	7.50	1,000,000		1,060,000

Total				11,194,430

Integrated Energy (0.1%)
TNK-BP Finance
03-13-18	7.88	425,000	(c,d)	436,688

Media Cable (1.3%)
Charter Communications Operating LLC/Capital
Secured
04-30-12	8.00	1,000,000	(d)	1,027,500
Comcast
03-15-11	5.50	750,000		783,467
07-01-39	6.55	60,000		62,902
CSC Holdings LLC
Sr Unsecured
04-15-14	8.50	695,000	(d,q)	740,175
06-15-15	8.50	500,000	(d)	532,500
DISH DBS
02-01-16	7.13	650,000		663,813
Mediacom LLC/Capital
Sr Nts
08-15-19	9.13	410,000	(d,q)	418,200

Total				4,228,557

Media Non Cable (2.3%)
Clear Channel Worldwide Holdings
Series B
12-15-17	9.25	1,030,000	(d)	1,060,900
Intelsat Jackson Holdings
06-15-16	11.25	465,000	(c)	503,363
11-01-19	8.50	280,000	(c,d)	287,700

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Intelsat Subsidiary Holding
01-15-15	8.88	500,000	(c,d)	516,250
Interpublic Group of Companies
Sr Unsecured
07-15-17	10.00	890,000		987,900
Lamar Media
04-01-14	9.75	715,000		789,181
Liberty Media LLC
Sr Unsecured
05-15-13	5.70	760,000		723,900
News America
01-09-38	6.75	450,000	(q)	466,793
Nielsen Finance LLC
08-01-14	10.00	1,000,000		1,042,500
Reed Elsevier Capital
08-01-11	6.75	300,000		321,304
RR Donnelley & Sons
Sr Unsecured
01-15-17	6.13	300,000		296,583
Sinclair Television Group
Sr Secured
11-01-17	9.25	490,000	(d)	509,600

Total				7,505,974

Metals (1.3%)
Arch Coal
08-01-16	8.75	1,233,000	(d)	1,302,356
Noranda Aluminum Acquisition
Pay-in-kind
05-15-15	5.27	2,215,369	(h,j)	1,719,681
POSCO
Sr Unsecured
03-26-14	8.75	400,000	(c,d)	474,999
Vedanta Resources
Sr Unsecured
07-18-18	9.50	600,000	(c,d,q)	606,117

Total				4,103,153

Non Captive Diversified (1.5%)
CIT Group
Sr Secured
05-01-17	7.00	1,730,000		1,500,775
Ford Motor Credit LLC
Sr Unsecured
08-10-11	9.88	1,000,000		1,047,500
08-01-12	7.50	710,000	(q)	717,100
General Electric Capital
Sr Unsecured
01-10-39	6.88	385,000		397,584
GMAC
12-01-14	6.75	1,140,000	(d)	1,083,000

Total				4,745,959

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Oil Field Services (1.5%)
Expro Finance Luxembourg
Sr Secured
12-15-16	8.50	1,565,000	(c,d)	1,532,176
Gaz Capital for Gazprom
Sr Unsecured
11-22-16	6.21	400,000	(c,d)	384,000
Gaz Capital
Sr Unsecured
07-31-14	8.13	380,000	(c,d,q)	401,907
04-11-18	8.15	450,000	(c,d)	474,188
03-07-22	6.51	300,000	(c,d,q)	275,250
08-16-37	7.29	300,000	(c,d)	279,000
Gazstream
07-22-13	5.63	37,021	(c,d,q)	37,576
KazMunaiGaz Finance
01-23-15	11.75	400,000	(c,d,q)	478,661
07-02-18	9.13	850,000	(c,d)	930,946

Total				4,793,704

Other Financial Institutions (0.7%)
Cardtronics
08-15-13	9.25	1,169,000		1,202,608
Lukoil Intl Finance
11-05-19	7.25	1,100,000	(c,d,q)	1,098,470

Total				2,301,078

Other Industry (0.1%)
Chart Inds
10-15-15	9.13	170,000		169,575

Packaging (1.9%)
Ball
09-01-16	7.13	145,000		148,625
09-01-19	7.38	650,000	(q)	667,875
Crown Americas LLC/Capital II
Sr Unsecured
05-15-17	7.63	1,250,000	(d)	1,296,875
Owens-Brockway Glass Container
05-15-16	7.38	1,550,000		1,600,375
Reynolds Group Issuer LLC
Sr Secured
10-15-16	7.75	1,330,000	(d)	1,363,250
Silgan Holdings
Sr Unsecured
08-15-16	7.25	1,035,000		1,063,463

Total				6,140,463

Paper (1.3%)
Boise Cascade LLC
10-15-14	7.13	220,000		198,275
Cascades
Sr Nts
12-15-17	7.75	1,300,000	(c,d)	1,321,125

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Georgia-Pacific LLC
06-15-15	7.70	950,000		997,500
05-01-16	8.25	485,000	(d)	514,100
NewPage
Sr Secured
12-31-14	11.38	989,000	(d)	998,890
Potlatch
Sr Nts
11-01-19	7.50	255,000	(d,q)	260,100

Total				4,289,990

Pharmaceuticals (0.2%)
Valeant Pharmaceuticals Intl
06-15-16	8.38	705,000	(d)	726,150

Railroads (—%)
CSX
Sr Unsecured
03-15-13	5.75	100,000		108,181

Retailers (0.6%)
QVC
Sr Secured
10-01-19	7.50	560,000	(d)	570,500
Toys R Us Property I LLC
07-15-17	10.75	561,000	(d,q)	614,295
Toys R Us Property II LLC
Sr Secured
12-01-17	8.50	707,000	(d)	722,908

Total				1,907,703

Technology (0.6%)
Iron Mountain
Sr Sub Nts
08-15-21	8.38	1,010,000		1,045,350
SS&C Technologies
12-01-13	11.75	785,000		832,100

Total				1,877,450

Transportation Services (0.2%)
Erac USA Finance
10-15-17	6.38	595,000	(d)	620,906

Wireless (1.7%)
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	955,000	(d)	1,017,074
Cricket Communications
07-15-15	10.00	186,000	(q)	188,558
Cricket Communications
Sr Secured
05-15-16	7.75	375,000	(q)	374,063

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Crown Castle Intl
Sr Nts
11-01-19	7.13	535,000		530,988
SBA Telecommunications
08-15-16	8.00	780,000	(d)	815,100
08-15-19	8.25	280,000	(d)	296,800
Sprint Capital
03-15-12	8.38	700,000		724,500
Sprint Nextel
Sr Unsecured
08-15-17	8.38	527,000		537,540
US Cellular
Sr Unsecured
12-15-33	6.70	155,000		152,435
Wind Acquisition Finance
07-15-17	11.75	750,000	(c,d)	819,374

Total				5,456,432

Wirelines (3.8%)
AT&T
Sr Unsecured
03-15-11	6.25	5,000		5,295
02-15-39	6.55	930,000		979,906
Cincinnati Bell
01-15-14	8.38	1,000,000	(q)	1,017,500
Level 3 Financing
02-15-17	8.75	1,030,000		939,875
Qtel Intl Finance
06-10-19	7.88	600,000	(c,d)	663,095
Qwest
Sr Unsecured
06-15-15	7.63	1,425,000		1,474,875
Telecom Italia Capital
11-15-13	5.25	360,000	(c)	378,645
TELUS
Sr Unsecured
06-01-11	8.00	1,385,000	(c)	1,499,404
Time Warner Telecom Holdings
02-15-14	9.25	600,000		618,750
Verizon New York
Sr Unsecured Series A
04-01-12	6.88	1,603,000		1,744,087
Verizon New York
Sr Unsecured Series B
04-01-32	7.38	1,190,000		1,281,872
Windstream
03-15-19	7.00	1,600,000		1,496,000

Total				12,099,304

Total Bonds (Cost: $248,796,292)				$268,576,233

Senior Loans (12.0%)(n)

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Aerospace & Defense (0.3%)
Spirit AeroSystems Holdings
Tranche B1 Term Loan
09-30-13	2.03%	$199,665		$191,928
TransDigm
Term Loan
06-23-13	2.25	500,000		479,584
Wesco Aircraft Hardware
1st Lien Term Loan
09-30-13	2.49	124,679		118,445
Wesco Aircraft Hardware
2nd Lien Term Loan
03-28-14	5.99	125,000		110,313

Total				900,270

Automotive (0.3%)
Cooper-Standard Automotive
Debtor In Possession
Tranche A Term Loan
TBD	TBD	96,435	(k,m,o)	96,676
Cooper-Standard Automotive
Debtor In Possession
Tranche B Term Loan
TBD	TBD	64,283	(k,m,o)	64,443
Cooper-Standard Automotive
Debtor In Possession
Tranche C Term Loan
TBD	TBD	64,283	(k,m,o)	64,443
Delphi Holdings
Tranche A2 Term Loan
10-06-14	0.00	183	(p)	158
Delphi Holdings
Tranche B1A Term Loan
10-06-14	0.00	1,851	(p)	1,564
Exide Technologies
Term Loan
05-15-12	3.31	48,875		45,821
Goodyear Engineered Product
Delayed Draw Term Loan
07-31-14	2.74	6,125		5,030
Goodyear Engineered Product
Term Loan
07-31-14	2.74	42,766		35,121
Goodyear Tire & Rubber
2nd Lien Term Loan
04-30-14	2.34	263,297		244,648
Oshkosh Truck
Tranche B Term Loan
12-06-13	6.26 – 6.29	261,812		261,307

Total				819,211

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Brokerage (—%)
Nuveen Investments
1st Lien Term Loan
11-13-14	3.28	112,700		98,506

Chemicals (0.7%)
Ashland
Tranche B Term Loan
05-13-14	7.65	64,750		65,546
Brenntag Holding
Acquisition Term Loan
01-20-14	1.98 – 2.74	9,595	(c)	9,019
Brenntag Holding
Tranche B2 Term Loan
01-20-14	1.98	39,297	(c)	37,961
Celanese US Holdings LLC
Credit Linked Deposit
04-02-14	0.24 – 1.75	525,455		462,401
Hexion Specialty Chemicals
Tranche C5 Term Loan
05-05-13	2.56	97,750		83,222
Huntsman Intl LLC
Tranche B Term Loan
04-21-14	1.98	185,908		174,917
Huntsman Intl LLC
Tranche C Term Loan
06-30-16	2.48	150,000		142,875
Kraton Polymers LLC
Term Loan
05-12-13	2.31	65,590		62,680
Lyondell Chemical
Debtor In Possession
Term Loan
04-06-10	1.50 – 13.00	44,543	(k)	46,162
TBA	TBA	8,913	(k,m,o,p)	9,271
Lyondell Chemical
Tranche B2 Term Loan
12-22-14	7.00	72,395		53,287
Millenium Chemicals
1st Lien Term Loan
05-15-14	2.50	156,189		138,617
Millenium Chemicals
2nd Lien Term Loan
11-15-14	6.00	125,000		98,750
Nalco
Term Loan
05-13-16	6.50	174,125		175,462
PQ
1st Lien Term Loan
07-30-14	3.49 – 3.54	73,875		66,329
Univar
Tranche B Term Loan
10-10-14	3.23	557,245		514,060

Total				2,140,559

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Construction Machinery (0.3%)
Flowserve
Term Loan
08-10-12	1.81	615,931		596,942
Manitowoc
Tranche B Term Loan
11-06-14	7.50	94,250		91,564
Xerium Technologies
Tranche B Term Loan
05-18-12	5.78	258,068	(c)	216,777

Total				905,283

Consumer Products (0.3%)
Amscan Holdings
Term Loan
05-27-13	2.50	161,278		145,957
Central Garden & Pet
Tranche B Term Loan
09-30-12	1.74	177,576		166,921
Fender Musical Instruments
Delayed Draw Term Loan
06-09-14	2.54	16,458		13,907
Fender Musical Instruments
Term Loan
06-09-14	2.51	32,583		27,533
Jarden
Tranche B1 Term Loan
01-24-12	2.00	121,250		117,158
Jarden
Tranche B4 Term Loan
01-26-15	3.50	302,025		298,519
Prestige Brands
Tranche B Term Loan
04-06-11	2.48	175,506		171,996

Total				941,991

Diversified Manufacturing (0.2%)
Contech Construction Products
Term Loan
01-31-13	2.24	363,269		321,492
Fidelity Natl Information Services
Tranche C Term Loan
01-18-12	4.48	11,157		11,171
Mueller Water Products
Tranche B Term Loan
05-24-14	5.25 – 5.28	11,150		10,951
New Customer Service
Term Loan
05-22-14	2.73	47,218		44,188
Rexnord LLC/RBS Global
Tranche B2 Term Loan
07-19-13	2.50	159,148		145,620

	Coupon	Principal
Borrower	Rate	Amount	Value(a)
Sensus Metering Systems
Tranche B3 Term Loan
06-03-13	7.00	223,875	223,875

Total			757,297

Electric (0.7%)
AES
Term Loan
08-10-11	3.25 – 3.33	225,000	220,725
Bicent Power LLC
Tranche B 1st Lien Term Loan
06-30-14	2.26	10,293	9,444
Boston Generating LLC
1st Lien Revolving Credit Term Loan
12-20-13	0.13 – 2.38	9,769	7,536
Boston Generating LLC
1st Lien Synthetic Letter of Credit
12-20-13	0.13 – 2.38	34,891	26,916
Boston Generating LLC
Tranche B 1st Lien Term Loan
12-20-13	2.50	153,369	118,313
Covanta Energy
Letter of Credit
02-10-14	0.15 – 1.50	164,948	154,845
Covanta Energy
Term Loan
02-10-14	1.75	326,675	306,666
Dynegy Holdings
Letter of Credit
04-02-13	3.99	184,888	177,215
FirstLight Power Resources
Synthetic Letter of Credit
11-01-13	0.16 – 2.65	5,707	5,236
FirstLight Power Resources
Tranche B 1st Lien Term Loan
11-01-13	2.75	38,147	35,000
NRG Energy
Credit Linked Deposit
02-01-13	0.15	160,950	153,260
NRG Energy
Term Loan
02-01-13	1.98 – 2.00	273,873	260,787
RRI Energy
Letter of Credit
06-30-14	0.24 – 1.77	50,000	46,542
Texas Competitive Electric Holdings LLC
Tranche B2 Term Loan
10-10-14	3.73 – 3.75	492,143	398,484
TPF Generation Holdings LLC
1st Lien Synthetic Letter of Credit
12-15-13	0.15 – 2.10	61,739	58,461
TPF Generation Holdings LLC
1st Lien Term Loan
12-15-13	2.23	159,772	151,098

	Coupon	Principal
Borrower	Rate	Amount	Value(a)
TPF Generation Holdings LLC
Synthetic Revolver Term Loan
12-15-11	0.15 – 2.10	19,354	18,096
USPF Holdings LLC
Term Loan
04-11-14	1.98	167,099	162,921

Total			2,311,545

Entertainment (0.4%)
24 Hour Fitness Worldwide
Tranche B Term Loan
06-08-12	2.76 – 2.79	98,219	90,852
AMC Entertainment
Term Loan
01-28-13	1.73	102,370	97,123
Hit Entertainment
2nd Lien Term Loan
02-26-13	5.78	200,000	108,666
Hit Entertainment
Term Loan
03-20-12	2.53	354,652	303,820
Regal Cinemas
Term Loan
10-27-13	4.00	525,341	522,320
Universal City Development Partners
Term Loan
11-06-14	6.50	75,000	75,094

Total			1,197,875

Food and Beverage (0.4%)
Bolthouse Farms
1st Lien Term Loan
12-16-12	5.50	103,697	100,379
Constellation Brands
Tranche B Term Loan
06-05-13	1.75	617,467	598,560
Dean Foods
Tranche B Term Loan
04-02-14	1.62 – 1.64	448,670	425,865
Michael Foods
Tranche B Term Loan
05-01-14	6.50 – 6.75	98,500	99,157
Wm Wrigley Jr
Tranche B1 Term Loan
12-17-12	3.06	50,000	49,994
Wm Wrigley Jr
Tranche B2 Term Loan
10-06-14	3.31	50,000	50,114

Total			1,324,069

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Gaming (0.5%)
Ameristar Casinos
Term Loan
11-10-12	3.53	312,647		309,677
Cannery Casino Resorts LLC
1st Lien Delayed Draw Term Loan
05-18-13	2.48	300,192		257,202
Cannery Casino Resorts LLC
1st Lien Term Loan
05-17-13	2.48	363,085		311,087
Cannery Casino Resorts LLC
2nd Lien Term Loan
05-18-14	4.48	25,000		18,213
Fontainebleau Las Vegas LLC
Delayed Draw Term Loan
06-06-14	4.26	63,375		21,865
Fontainebleau Las Vegas LLC
Term Loan
06-06-14	4.26	126,751		43,729
Golden Nugget
2nd Lien Term Loan
12-31-14	3.51	50,000		20,000
Greektown Holdings LLC
Tranche B Term Loan
12-03-12	0.00	74,775	(b,l)	76,458
Green Valley Ranch Gaming LLC
2nd Lien Term Loan
08-16-14	3.50	300,000		60,000
Seminole Tribe of Florida
Tranche B1 Delayed Draw Term Loan
03-05-14	1.75	30,729		28,987
Seminole Tribe of Florida
Tranche B2 Delayed Draw Term Loan
03-05-14	1.75	110,428		104,170
Seminole Tribe of Florida
Tranche B3 Delayed Draw Term Loan
03-05-14	1.75	84,041		79,278
Venetian Casino Resort
Delayed Draw Term Loan
05-23-14	2.01	19,750		17,243
Venetian Casino Resort
Tranche B Term Loan
05-23-14	2.01	78,200		68,274
Wembly
Term Loan
07-18-11	1.50	262,900		161,683

Total				1,577,866

Gas Pipelines (0.1%)
Calumet Lubricants LP
Credit Linked Deposit
01-03-15	0.13 – 4.00	14,368		12,590
Calumet Lubricants LP
Term Loan
01-03-15	4.27	106,953		93,718

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Coffeyville Resources LLC
Tranche D Term Loan
12-30-13	8.50	53,847		53,898
Targa Resources
Tranche B Term Loan
TBD	TBD	100,000	(m,o)	100,312

Total				260,518

Health Care (1.6%)
AGA Medical
Tranche B Term Loan
04-28-13	2.26 – 2.29	100,000		86,750
Alliance HealthCare Services
Term Loan
06-01-16	5.50	125,000		123,385
AMN Healthcare
Tranche B Term Loan
12-23-13	6.25	75,000		73,125
Biomet
Term Loan
03-25-15	3.23 – 3.25	247,481		236,894
Capella Healthcare
1st Lien Term Loan
02-28-15	5.75	123,125		120,047
Carestream Health
1st Lien Term Loan
04-30-13	2.24	527,918		496,739
Community Health Systems
Delayed Draw Term Loan
07-25-14	2.51	16,682		15,645
Community Health Systems
Term Loan
07-25-14	2.51	326,999		309,167
DaVita
Tranche B1 Term Loan
10-05-12	1.74 – 1.79	280,893		272,554
Emdeon Business Services LLC
1st Lien Term Loan
11-18-13	2.26	168,317		160,743
HCA
Tranche B1 Term Loan
11-18-13	2.50	382,580		365,604
Health Management Associates
Tranche B Term Loan
02-28-14	2.00	484,999		453,406
IASIS Healthcare LLC
Delayed Draw Term Loan
03-14-14	2.23	470,986		439,901
IASIS Healthcare LLC
Synthetic Letter of Credit
03-14-14	1.00	127,186		118,792
Inverness Medical
1st Lien Term Loan
06-26-14	2.23 – 2.25	48,750		46,353

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Inverness Medical
2nd Lien Term Loan
06-26-15	4.48	500,000		482,750
Natl Mentor Holdings
Letter of Credit
06-29-13	2.15	7,161		6,373
Natl Mentor Holdings
Tranche B Term Loan
06-29-13	2.26	116,040		103,276
Royalty Pharma Finance Trust
Tranche B Term Loan
04-16-13	2.50	513,056		499,269
Select Medical
Tranche B Term Loan
02-24-12	2.27	52,723		50,140
Vanguard Health Systems
Term Loan
09-23-11	2.48	738,007		723,246

Total				5,184,159

Independent Energy (0.1%)
Riverside Energy Center
Term Loan
06-24-11	4.53	141,049		138,934
Rocky Mountain Energy Center LLC
Credit Linked Deposit
06-24-11	0.18 – 4.35	12,737		12,546
Rocky Mountain Energy Center LLC
Term Loan
06-24-11	4.53	63,246		62,297

Total				213,777

Media Cable (0.7%)
Cequel Communications LLC
Term Loan
11-05-13	2.26 – 4.25	213,090		201,613
CSC Holdings
Tranche B2 Term Loan
03-29-16	2.00 – 2.05	365,727		357,224
Discovery Communications Holding LLC
Tranche C Term Loan
05-14-14	5.25	273,625		275,609
Mediacom Communications
Tranche D2 Term Loan
01-31-15	1.97	357,712		334,640
NTL Telewest
Tranche B10 Term Loan
09-03-12	3.78	838,564	(c)	827,385
Telesat
Term Loan I
10-31-14	3.24	90,283	(c)	86,408
Telesat
Term Loan II
10-31-14	3.24	7,755	(c)	7,422

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
UPC Broadband Holding
Tranche T Term Loan
12-30-16	3.74	250,000		242,293

Total				2,332,594

Media Non Cable (1.8%)
CanWest Mediaworks
Tranche D Term Loan
07-10-14	4.25	49,125	(c)	37,925
Cengage Learning Acquisitions
Term Loan
07-03-14	2.75	551,545		499,975
Citadel Broadcasting
Tranche B Term Loan
06-12-14	1.99 – 2.04	50,000		37,036
Cumulus Media
Term Loan
06-11-14	4.23	106,287		88,617
CW Media Holdings
Tranche B Term Loan
02-16-15	3.50 – 5.50	196,000	(c)	180,320
Deluxe Communications
Tranche A Credit Linked Deposit
05-11-13	0.15 – 6.10	13,924		12,810
Deluxe Communications
Tranche B Term Loan
05-11-13	6.25	234,797		216,014
Deluxe Communications
Tranche C Term Loan
05-11-13	6.25	24,181		22,247
GateHouse Media
Term Loan
08-28-14	2.49	700,000		257,831
Gray Television
Tranche B Term Loan
12-31-14	3.79	118,217		103,046
Intelsat Jackson Holdings
Term Loan
02-01-14	2.73 – 3.23	625,000		551,148
Intelsat
Tranche B2A Term Loan
01-03-14	2.73	162,512		153,459
Intelsat
Tranche B2B Term Loan
01-03-14	2.73	162,463		153,412
Intelsat
Tranche B2C Term Loan
01-03-14	2.73	162,463		153,412
Lodgenet Entertainment
Term Loan
04-04-14	2.26	251,691		225,893

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
MediaNews Group
Tranche C Term Loan
08-02-13	4.73	163,676		55,650
Newsday LLC
Term Loan
08-01-13	6.53	25,000		25,031
Penton Media
1st Lien Term Loan
02-01-13	2.51 – 2.53	487,469		334,525
Penton Media
2nd Lien Term Loan
02-01-14	5.28	75,000		12,525
Quebecor Media
Tranche B Term Loan
01-17-13	2.28	243,056		230,903
Reader’s Digest
Debtor In Possession
Term Loan
05-26-10	13.50	452,000	(k)	469,704
Revolution Studios
Tranche B Term Loan
12-21-14	3.99	272,282		245,053
Sinclair Television Group
Tranche B Term Loan
10-29-15	6.50	150,000		150,188
Spanish Broadcasting System
1st Lien Term Loan
06-10-12	2.01	369,984		301,537
Tribune Company
Tranche B Term Loan
06-04-14	2.00	98,750	(b,l)	56,130
Tribune Company
Tranche X Term Loan
06-04-09	1.75	17,067	(b,l)	9,552
Univision Communications
Term Loan
09-29-14	2.50	800,000		691,799
World Color Press and World Color
Term Loan
07-23-12	9.00	199,639		200,138
Zuffa LLC
Incremental Term Loan
06-19-15	7.50	149,625		148,129
Zuffa LLC
Term Loan
06-19-15	2.31	24,438		21,912

Total				5,645,921

Metals (0.2%)
Aleris Intl
Term Loan
TBA	TBA	65,237	(m,o,p)	66,270
02-15-10	13.00	43,492	(p)	44,180

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Aleris Intl
Pay-in-Kind
Debtor In Possession
Term Loan
02-13-10	12.50	124,235	(j,k)	57,977
Aleris Intl
Tranche B1 Term Loan
12-19-13	1.00	59,257	(b,l)	2,370
Aleris Intl
Tranche C1 Term Loan
12-19-13	4.25	82,398		61,387
Noranda Aluminum Acquisition
Tranche B Term Loan
05-18-14	2.23	18,448		15,256
Novelis
Term Loan
07-06-14	2.24	91,597	(c)	84,671
07-06-14	2.24 – 2.26	201,522		186,283

Total				518,394

Oil Field Services (0.4%)
Dresser
2nd Lien Term Loan
05-04-15	5.99 – 6.02	1,500,000		1,386,570

Other Industry (—%)
ATI Schools
Tranche B Term Loan
TBA	TBA	75,000	(m,o)	72,750

Other Utility (—%)
BRSP LLC
Term Loan
06-04-14	7.50	97,676		94,257

Packaging (0.3%)
BWay
Tranche B Term Loan
07-17-13	2.06	156,429		146,652
Graham Packaging LP
Tranche B Term Loan
10-07-11	2.50	35,346		34,860
Graham Packaging LP
Tranche C Term Loan
04-05-14	6.75	353,739		355,451
Graphic Packaging Intl
Incremental Term Loan
05-16-14	2.98 – 3.04	402,694		391,334
Reynolds Group Holdings
Term Loan
11-05-15	6.25	75,000		75,266

Total				1,003,563

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Paper (0.3%)
Georgia-Pacific LLC
Tranche B Term Loan
12-21-12	2.25 – 2.26	228,470		220,759
Georgia-Pacific LLC
Tranche C Term Loan
12-23-14	3.48 – 3.51	141,610		140,637
Smurfit-Stone Container Enterprises
Letter of Credit
11-01-10	2.75	53,021		52,160
Smurfit-Stone Container Enterprises
Term Loan
11-01-09	2.75	264,159		259,866
11-02-09	2.75	87,614		86,190
Smurfit-Stone Container Enterprises
Tranche B Term Loan
11-01-11	2.50	60,147		59,169
Smurfit-Stone Container Enterprises
Tranche C Term Loan
11-01-11	2.50	113,730		111,882
Smurfit-Stone Container Enterprises
Tranche C1 Term Loan
11-01-11	2.50	34,386		33,827

Total				964,490

Pharmaceuticals (0.2%)
Catalent Pharma Solutions
Term Loan
04-10-14	2.48	667,591		573,294
Warner Chilcott LLC
Tranche B2 Term Loan
04-30-15	5.75	37,288	(c)	37,300
Warner Chilcott
Delayed Draw Term Loan
TBD	TBD	11,864	(c,m,o)	11,838
Warner Chilcott
Tranche A Term Loan
10-30-14	5.50	33,898	(c)	33,909
Warner Chilcott
Tranche B1 Term Loan
04-30-15	5.75	16,949	(c)	16,954

Total				673,295

Refining (0.1%)
Western Refining
Term Loan
05-30-14	10.75	126,717		120,434
Wynnewood Refining
Term Loan
09-30-14	9.75	75,000		67,500

Total				187,934

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Restaurants (0.2%)
Arby’s Restaurant Group
Term Loan
07-25-12	7.25	238,057		238,206
Buffets
2nd Lien Letter of Credit
05-01-13	0.15	270,740		202,378
Buffets
Pay-in-Kind
2nd Lien Term Loan
05-01-13	16.50	122,787	(j)	91,783
Dennys
Credit Linked Deposit
03-31-12	0.50	100,000		95,250

Total				627,617

Retailers (0.6%)
David’s Bridal
Term Loan
01-31-14	2.23 – 2.25	522,535		476,812
General Nutrition Centers
Term Loan
09-16-13	2.49 – 2.54	193,907		179,486
Gregg Appliances
Term Loan
07-25-13	2.24	22,199		20,867
Lone Star Steakhouse & Saloon
Term Loan
07-06-14	9.25	23,926		20,816
Pep Boys-Manny Moe & Jack
Term Loan
10-27-13	2.26	238,411		217,550
Pilot Travel Centers LLC
Tranche B Term Loan
TBD	TBD	100,000	(m,o)	100,468
Rent-A-Center
Tranche B Term Loan
06-30-12	1.99 – 2.01	2,945		2,850
03-31-15	3.26	55,347		53,410
Rite Aid
Tranche 4 Term Loan
06-10-15	9.50	350,000		361,158
Sally Holdings LLC
Tranche B Term Loan
11-16-13	2.48	138,738		132,119
Sports Authority
Term Loan
05-03-13	2.50	448,384		372,158

Total				1,937,694

Supermarkets (—%)
Supervalu
Tranche B Term Loan
06-02-12	1.53	152,147		146,413

	Coupon	Principal
Borrower	Rate	Amount	Value(a)
Technology (0.4%)
Asurion
1st Lien Term Loan
07-03-14	3.23 – 3.27	100,000	95,389
Brocade Communications Systems
Term Loan
10-07-13	7.00	84,907	85,491
Freescale Semiconductor
Term Loan
11-29-13	1.99	289,710	252,717
Infor Enterprise Solutions Holdings
Delayed Draw Term Loan
07-30-12	3.99	85,879	78,089
Infor Enterprise Solutions Holdings
Term Loan
07-30-12	3.99	164,596	149,665
Lender Processing Services
Tranche B Term Loan
07-01-14	2.73	279,267	277,173
Metavante
Term Loan
11-03-14	3.53	32,567	32,241
Sabre
Term Loan
09-30-14	2.48 – 2.49	300,000	269,679
Verint Systems
Term Loan
05-25-14	3.49	23,304	21,382

Total			1,261,826

Textile (0.1%)
Hanesbrands
Term Loan
12-10-15	5.25	100,000	100,597
Levi Strauss & Co
Term Loan
03-27-14	2.48	100,000	90,500
St. John Knits Intl
Term Loan
03-23-12	9.25	91,734	77,974
William Carter
Term Loan
07-14-12	1.73 – 1.78	73,287	71,211

Total			340,282

Transportation Services (—%)
Hertz
Letter of Credit
12-21-12	0.25 – 1.75	110,430	105,460

Wireless (0.2%)
Crown Castle Operating
Tranche B Term Loan
03-06-14	1.73	52,570	51,051

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Hawaiian Telecom Communications
Tranche C Term Loan
05-30-14	4.75	28,626		20,646
MetroPCS Wireless
Tranche B Term Loan
11-03-13	2.50 – 2.56	327,315		312,341
Ntelos
Tranche B Term Loan
08-07-15	5.75	124,688		125,234
PAETEC Holding
Incremental Term Loan
02-28-13	2.73	41,038		38,910

Total				548,182

Wirelines (0.6%)
Alaska Communications Systems Holdings
Term Loan
02-01-12	2.00	398,120		374,400
FairPoint Communications
Tranche B Term Loan
03-31-15	0.00	1,206,000	(b)	938,100
Iowa Telecommunications Services
Tranche B Term Loan
11-23-11	1.99 – 2.01	500,000		494,375
Time Warner Telecom Holdings
Tranche B Term Loan
01-07-13	1.99	221,836		211,773

Total				2,018,648

Total Senior Loans) (Cost: $40,369,071)				$38,498,816

Common Stocks (—%)

Issuer	Shares		Value(a)
Auto Components (—%)
Delphi	1	(b)	$12,858

Commercial Banks (—%)
First Horizon Natl	—	(b,u)	2

Hotels, Restaurants & Leisure (—%)
Buffets Restaurants Holdings	1,852	(b)	12,964

IT Services (—%)
Advanstar Communications	315	(b)	3,465

Total Common Stocks (Cost: $33,471)			$29,289

Other (—%)

Issuer	Shares		Value(a)
Other Industry
Cumulus Media
Warrants	692	(b,t)	$1,533

Total Other (Cost: $—)			$1,533

Money Market Fund (3.0%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	9,499,561	(v)	$9,499,561

Total Money Market Fund (Cost: $9,499,561)			$9,499,561

Investments of Cash Collateral Received for Securities on Loan (11.4%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	36,647,956	$36,647,956

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $36,647,956)		$36,647,956

Total Investments in Securities (Cost: $335,346,351)(w)		$353,253,388

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Summary of Investments in Securities by Country
The following table represents the portfolio investments of the Fund by county as a percentage of net assets at Dec. 31, 2009.

Percentage of net
Country	assets
Argentina	0.5%
Australia	2.3%
Bermuda	0.4%
Brazil	2.4%
Canada	4.1%
Cayman Islands	0.5%
Chile	0.2%
Colombia	1.0%
Dominican Republic	0.2%
El Salvador	0.5%
Germany	1.6%
Indonesia	1.9%
Iraq	0.1%
Italy	0.5%
Kazakhstan	0.3%
Luxembourg	1.4%
Mexico	2.1%
Netherlands	0.9%
Norway	1.3%
Peru	0.7%
Philippine Islands	0.9%
Poland	0.4%
Qatar	0.4%
Russia	1.6%
South Korea	0.3%
Supra-National	0.7%
Sweden	1.2%
Turkey	1.4%
Ukraine	0.1%
United Arab Emirates	0.2%
United Kingdom	2.2%
Uruguay	0.6%
Venezuela	1.3%

Total Foreign Securities	34.2%

United States	75.8%

Investments in Derivatives
Futures Contracts Outstanding at Dec. 31, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	166	$19,152,250	March 2010	$(879,531)
U.S. Treasury Note, 2-year	(197)	(42,604,329)	April 2010	286,955
U.S. Treasury Note, 5-year	(113)	(12,925,257)	April 2010	265,558
U.S. Treasury Note, 10-year	(106)	(12,238,032)	March 2010	395,684

Total				$68,666

Forward Foreign Currency Contracts Open at Dec. 31, 2009

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Jan. 20, 2010	1,340,000 Canadian Dollar	1,261,615 U.S. Dollar	$—	$(13,886)

Jan. 20, 2010	293,436,000 Japanese Yen	3,311,797 U.S. Dollar	158,698	—

Jan. 20, 2010	1,963,000 Swiss Franc	1,901,076 U.S. Dollar	4,734	—

Jan. 20, 2010	25,000 Swiss Franc	23,952 U.S. Dollar	—	(199)

Jan. 20, 2010	3,158,506 U.S. Dollar	3,467,000 Australian Dollar	—	(49,606)

Jan. 20, 2010	126,954 U.S. Dollar	144,000 Australian Dollar	2,173	—

Jan. 20, 2010	1,281,752 U.S. Dollar	801,000 British Pound	12,374	—

Jan. 20, 2010	1,894,128 U.S. Dollar	10,967,000 Norwegian Krone	—	(2,529)

Jan. 20, 2010	27,135 U.S. Dollar	159,000 Norwegian Krone	290	—

Total			$178,269	$(66,220)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 34.15% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2009, the value of these securities amounted to $70,263,014 or 21.83% of net assets.

(e)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(h)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2009.

(i)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(l)	This position is in bankruptcy.

(m)	At Dec. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $578,457.

(n)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(p)	At Dec. 31, 2009, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Unfunded
Borrower	commitment

Aleris Intl	$64,274
Lyondell Chemical
Debtor In Possession	8,863
Delphi Holdings
Tranche A2	71
Delphi Holdings
Tranche B1A	723

Total	$73,931

(q)	At Dec. 31, 2009, security was partially or fully on loan.

(r)	At Dec. 31, 2009, investments in securities included securities valued at $577,099 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(s)	The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

FGIC — Financial Guaranty Insurance Company
(t) Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Dec. 31, 2009 was $1,533, representing less than 0.01% of net assets. Information concerning such security holdings at Dec. 31, 2009 is as follows:

Acquisition
Security	dates	Cost

Cumulus Media Warrants	11-05-09	$—

(u)	Represents fractional shares.

(v)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(w)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $335,346,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$22,793,000
Unrealized depreciation	(4,886,000)

Net unrealized appreciation	$17,907,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$87,199,161	$1,018,897	$88,218,058
U.S. Government Obligations & Agencies	10,677,459	9,050,863	—	19,728,322
Asset-Backed Securities	—	558,375	—	558,375
Commercial Mortgage-Backed Securities	—	4,700,489	—	4,700,489
Residential Mortgage-Backed Securities	—	7,199,697	460,440	7,660,137
Corporate Debt Securities	—	147,178,815	532,037	147,710,852

Total Bonds	10,677,459	255,887,400	2,011,374	268,576,233

Equity Securities
Common Stocks (a)
Auto Components	—	12,858	—	12,858
IT Services	—	3,465	—	3,465
All Other Industries (b)	12,966	—	—	12,966
Other (a)
Other Industry	—	1,533	—	1,533

Total Equity Securities	12,966	17,856	—	30,822

Other
Senior Loans	—	38,172,022	326,794	38,498,816
Affiliated Money Market Fund (c)	9,499,561	—	—	9,499,561
Investments of Cash Collateral Received for Securities on Loan	36,647,956	—	—	36,647,956

Total Other	46,147,517	38,172,022	326,794	84,646,333

Investments in Securities	56,837,942	294,077,278	2,338,168	353,253,388
Other Financial Instruments (d)	68,666	112,049	—	180,715

Total	$56,906,608	$294,189,327	$2,338,168	$353,434,103

(a)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(b)	All industry classifications are identified in the Portfolio of Investments.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Foreign
	Government	Residential
	Obligation &	Mortgage-Backed	Corporate Debt
	Agencies	Securities	Securities	Senior Loans	Total

Balance as of Sept. 30, 2009	$1,077,337	$—	$169,000	$249,266	$1,495,603
Accrued discounts/premiums	10,042	—	(339)	2,717	12,420
Realized gain (loss)	13,617	852	69	—	14,538
Change in unrealized appreciation (depreciation)*	(28,038)	19,905	14,466	8,061	14,394
Net purchases (sales)	(54,061)	(37,100)	348,841	66,750	324,430
Transfers in and/or out of Level 3	—	476,783	—	—	476,783

Balance as of Dec. 31, 2009	$1,018,897	$460,440	$532,037	$326,794	$2,338,168

*	Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2009 was $(360,993).

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Strategic Allocation Series, Inc.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date March 1, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date March 1, 2010

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date March 1, 2010